UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE ALLIANCEBERNSTEIN PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2013

Date of reporting period: November 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Wealth Appreciation Strategy

Portfolio of Investments

November 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.3%
The AllianceBernstein Pooling Portfolios - Equity - 100.3%
International Growth Portfolio	25,808,317	$205,434,205
International Value Portfolio	30,233,439	205,889,720
Multi-Asset Real Return Portfolio	12,747,549	112,178,433
Small-Mid Cap Growth Portfolio	5,612,140	74,697,588
Small-Mid Cap Value Portfolio	6,112,926	74,455,438
U.S. Large Cap Growth Portfolio	18,419,914	230,433,116
U.S. Value Portfolio	25,630,877	229,652,657
Volatility Management Portfolio	27,344,746	282,744,671

Total Investments - 100.3% (cost $1,414,799,554) (a)		1,415,485,828
Other assets less liabilities - (0.3)%		(3,880,059)

Net Assets - 100.0%		$1,411,605,769

(a)	As of November 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $106,495,212 and gross unrealized depreciation of investments was $(105,808,938), resulting in net unrealized appreciation of $686,274.

AllianceBernstein Wealth Appreciation Strategy

November 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2012:

Investments in Securities*:	Level 1	Level 2			Level 3			Total
Assets:
Mutual Funds	$1,415,485,828	$	– 0	–	$	– 0	–	$1,415,485,828

*	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy and assumes the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Balanced Wealth Strategy

Portfolio of Investments

November 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.4%
The AllianceBernstein Pooling Portfolios - Equity - 65.5%
International Growth Portfolio	14,493,337	$115,366,958
International Value Portfolio	16,969,389	115,561,539
Multi-Asset Real Return Portfolio	8,172,367	71,916,831
Small-Mid Cap Growth Portfolio	2,459,499	32,735,933
Small-Mid Cap Value Portfolio	2,677,342	32,610,029
U.S. Large Cap Growth Portfolio	11,214,890	140,298,272
U.S. Value Portfolio	15,673,485	140,434,428
Volatility Management Portfolio	27,773,290	287,175,816

		936,099,806

The AllianceBernstein Pooling Portfolios - Fixed Income - 34.9%
Bond Inflation Protection Portfolio	9,986,180	114,441,626
Global Core Bond Portfolio	25,552,895	282,870,548
High-Yield Portfolio	9,568,491	100,564,836

		497,877,010

Total Investments - 100.4% (cost $1,347,659,172) (a)		1,433,976,816
Other assets less liabilities - (0.4)%		(5,708,068)

Net Assets - 100.0%		$1,428,268,748

(a)	As of November 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $123,516,910 and gross unrealized depreciation of investments was $(37,199,266), resulting in net unrealized appreciation of $86,317,644.

AllianceBernstein Balanced Wealth Strategy

November 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2012:

Investments in Securities*:	Level 1	Level 2			Level 3			Total
Assets:
Mutual Funds	$1,433,976,816	$	– 0	–	$	– 0	–	$1,433,976,816

*	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy and assumes the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Conservative Wealth Strategy

Portfolio of Investments

November 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.7%
The AllianceBernstein Pooling Portfolios - Fixed Income - 65.3%
Bond Inflation Protection Portfolio	4,072,312	$46,668,701
Global Core Bond Portfolio	11,552,436	127,885,466
Short Duration Bond Portfolio	13,405,185	127,885,465

		302,439,632

The AllianceBernstein Pooling Portfolios - Equity - 35.4%
International Growth Portfolio	2,504,790	19,938,130
International Value Portfolio	2,932,710	19,971,758
Multi-Asset Real Return Portfolio	796,619	7,010,244
Small-Mid Cap Growth Portfolio	265,233	3,530,250
Small-Mid Cap Value Portfolio	288,709	3,516,481
U.S. Large Cap Growth Portfolio	2,057,461	25,738,838
U.S. Value Portfolio	2,874,039	25,751,384
Volatility Management Portfolio	5,644,436	58,363,468

		163,820,553

Total Investments - 100.7% (cost $428,695,199) (a)		466,260,185
Other assets less liabilities - (0.7)%		(3,157,559)

Net Assets - 100.0%		$463,102,626

(a)	As of November 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $39,233,410 and gross unrealized depreciation of investments was $(1,668,424), resulting in net unrealized appreciation of $37,564,986.

AllianceBernstein Conservative Wealth Strategy

November 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2012:

Investments in Securities*:	Level 1	Level 2			Level 3			Total
Assets:
Mutual Funds	$466,260,185	$	– 0	–	$	– 0	–	$466,260,185

*	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy and assumes the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Wealth Strategies

Tax-Managed Wealth Appreciation

Portfolio of Investments

November 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 78.8%
Consumer Discretionary - 14.4%
Auto Components - 1.1%
Cie Generale des Etablissements Michelin-Class B	13,640	$1,271,248
GKN PLC	207,680	739,542
Lear Corp.	28,000	1,222,760
Magna International, Inc. (New York)-Class A	11,800	547,874
Magna International, Inc. (Toronto)-Class A	16,630	775,961
NGK Spark Plug Co., Ltd.	25,000	303,620
TRW Automotive Holdings Corp. (a)	19,600	992,544
Valeo SA	19,690	934,729

		6,788,278

Automobiles - 1.9%
Bayerische Motoren Werke AG	8,750	777,070
Dongfeng Motor Group Co., Ltd.-Class H	440,000	618,153
Ford Motor Co.	178,600	2,044,970
General Motors Co. (a)	34,000	879,920
Harley-Davidson, Inc.	22,901	1,075,431
Honda Motor Co., Ltd.	28,800	959,942
Kia Motors Corp.	5,890	336,568
Mazda Motor Corp. (a)	431,000	683,032
Nissan Motor Co., Ltd.	133,900	1,305,051
Renault SA	12,420	622,184
Toyota Motor Corp.	22,500	968,785
Volkswagen AG (Preference Shares)	5,790	1,255,171

		11,526,277

Distributors - 0.5%
Imperial Holdings Ltd.	19,048	403,744
Li & Fung Ltd.	1,544,000	2,541,201

		2,944,945

Diversified Consumer Services - 0.3%
Anhanguera Educacional Participacoes SA	72,100	1,088,856
Estacio Participacoes SA	53,000	971,055

		2,059,911

Hotels, Restaurants & Leisure - 2.0%
Ajisen China Holdings Ltd.	850,000	741,406
Chipotle Mexican Grill, Inc.-Class A (a)	7,150	1,886,027
Las Vegas Sands Corp.	12,530	584,525
Melco Crown Entertainment Ltd. (ADR) (a)	25,150	383,789
MGM Resorts International (a)	142,200	1,443,330
Sands China Ltd.	666,400	2,840,902
Sodexo	18,600	1,503,151
Starbucks Corp.	53,100	2,754,297

		12,137,427

Household Durables - 0.7%
MRV Engenharia e Participacoes SA	163,300	864,340
Newell Rubbermaid, Inc.	67,000	1,461,270
PulteGroup, Inc. (a)	85,100	1,430,531
Sony Corp.	25,900	252,352

		4,008,493

Company	Shares	U.S. $ Value
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	8,740	2,202,917
priceline.com, Inc. (a)	3,630	2,407,271

		4,610,188

Leisure Equipment & Products - 0.1%
Namco Bandai Holdings, Inc.	20,000	280,778

Media - 3.2%
CBS Corp.-Class B	22,700	816,746
Comcast Corp.-Class A	135,470	5,036,775
DIRECTV (a)	21,200	1,053,640
Discovery Communications, Inc.-Class A (a)	18,432	1,113,477
Fairfax Media Ltd.	202,800	102,787
Gannett Co., Inc.	54,500	975,550
Informa PLC	48,200	324,991
McGraw-Hill Cos., Inc. (The)	19,900	1,056,889
News Corp. -Class A	52,400	1,291,136
Time Warner Cable, Inc.-Class A	16,900	1,603,641
Viacom, Inc.-Class B	25,700	1,326,377
Walt Disney Co. (The)	102,205	5,075,500

		19,777,509

Multiline Retail - 0.8%
Dollar General Corp. (a)	46,944	2,347,200
Don Quijote Co., Ltd.	5,900	229,973
Golden Eagle Retail Group Ltd.	458,000	1,079,863
Macy's, Inc.	36,000	1,393,200

		5,050,236

Specialty Retail - 2.0%
Belle International Holdings Ltd.	782,000	1,642,025
GameStop Corp.-Class A	20,700	543,375
Home Depot, Inc. (The)	14,800	963,036
Indomobil Sukses Internasional TBK PT	251,000	137,284
L'Occitane International SA	214,250	657,122
Lowe's Cos., Inc.	34,500	1,245,105
Mr. Price Group Ltd.	51,270	766,404
Nitori Holdings Co., Ltd.	9,450	703,449
O'Reilly Automotive, Inc. (a)	12,470	1,173,178
Staples, Inc.	16,400	191,880
TJX Cos., Inc.	29,900	1,325,766
Ulta Salon Cosmetics & Fragrance, Inc.	10,940	1,097,063
Yamada Denki Co., Ltd.	54,190	1,918,247

		12,363,934

Textiles, Apparel & Luxury Goods - 1.0%
Burberry Group PLC	15,220	314,082
Cie Financiere Richemont SA	15,000	1,157,756
Coach, Inc.	30,570	1,768,169
LVMH Moet Hennessy Louis Vuitton SA	1,300	228,267
Samsonite International SA	91,200	195,986
Trinity Ltd.	16,000	11,045
VF Corp.	14,610	2,345,051
Yue Yuen Industrial Holdings Ltd.	92,500	322,186

		6,342,542

		87,890,518

Company	Shares	U.S. $ Value
Financials -13.6%
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (a)	16,260	2,095,426
Blackstone Group LP	57,336	842,266
Credit Suisse Group AG (a)	47,070	1,115,167
Deutsche Bank AG (REG)	11,120	490,497
Goldman Sachs Group, Inc. (The)	3,600	424,044
Legg Mason, Inc.	8,600	219,558
Macquarie Group Ltd.	41,580	1,423,371
Morgan Stanley	84,000	1,417,080
State Street Corp.	28,300	1,257,652
UBS AG (a)	207,079	3,247,319

		12,532,380

Commercial Banks - 4.4%
Banco do Brasil SA	140,700	1,442,689
Banco Santander Brasil SA/Brazil (ADR)	32,200	215,418
Bank of Montreal	16,930	1,016,976
BB&T Corp.	35,700	1,005,669
CIT Group, Inc. (a)	66,600	2,467,530
HDFC Bank Ltd.	9,240	119,189
HSBC Holdings PLC	355,494	3,630,355
Itau Unibanco Holding SA (ADR)	50,760	769,014
KB Financial Group, Inc.	47,660	1,571,538
KeyCorp	21,900	176,952
Lloyds Banking Group PLC (a)	899,270	671,531
Mitsubishi UFJ Financial Group, Inc.	274,900	1,264,375
National Australia Bank Ltd.	51,000	1,294,670
PNC Financial Services Group, Inc.	7,100	398,594
Regions Financial Corp.	29,000	193,430
Sberbank of Russia (Sponsored ADR)	102,399	1,208,308
Societe Generale SA (a)	35,024	1,269,632
Sumitomo Mitsui Financial Group, Inc.	27,700	896,660
Turkiye Vakiflar Bankasi Tao-Class D	327,906	794,612
US Bancorp	58,800	1,896,888
Wells Fargo & Co.	141,300	4,664,313

		26,968,343

Consumer Finance - 0.4%
Discover Financial Services	16,080	669,089
Muthoot Finance Ltd.	39,298	147,073
Shriram Transport Finance Co., Ltd.	112,618	1,388,524

		2,204,686

Diversified Financial Services - 2.7%
Bank of America Corp.	289,400	2,853,484
Citigroup, Inc.	115,100	3,979,007
IG Group Holdings PLC	176,804	1,200,130
ING Groep NV (a)	150,183	1,357,051
IntercontinentalExchange, Inc. (a)	28,532	3,770,504
JPMorgan Chase & Co.	57,600	2,366,208
ORIX Corp.	6,940	699,291

		16,225,675

Company	Shares	U.S. $ Value
Insurance - 2.5%
Admiral Group PLC	119,150	2,137,005
Aegon NV	130,539	750,716
AIA Group Ltd.	719,400	2,811,646
Allianz SE	5,480	712,891
Aviva PLC	96,480	542,995
Berkshire Hathaway, Inc. (a)	10,700	942,456
Chubb Corp. (The)	8,900	685,211
Lancashire Holdings Ltd.	144,386	1,842,575
Prudential PLC	174,370	2,534,800
Reinsurance Group of America, Inc.-Class A	15,800	808,960
Suncorp Group Ltd.	74,012	749,123
Travelers Cos., Inc. (The)	8,900	630,298
XL Group PLC	10,100	245,733

		15,394,409

Real Estate Investment Trusts (REITs) - 0.1%
Stockland	175,021	619,432

Real Estate Management & Development - 1.0%
CBRE Group, Inc. (a)	30,000	567,900
Evergrande Real Estate Group Ltd.	935,000	466,631
Global Logistic Properties Ltd.	542,000	1,246,947
Hang Lung Properties Ltd.	777,000	2,841,112
Mitsubishi Estate Co., Ltd.	23,000	445,190
New World Development Co., Ltd.	244,252	384,325

		5,952,105

Thrifts & Mortgage Finance - 0.4%
Housing Development Finance Corp.	170,860	2,628,834

		82,525,864

Information Technology - 12.8%
Communications Equipment - 1.4%
Cisco Systems, Inc.	153,900	2,910,249
F5 Networks, Inc. (a)	19,890	1,863,295
Motorola Solutions, Inc.	6,900	375,705
QUALCOMM, Inc.	50,465	3,210,583

		8,359,832

Computers & Peripherals - 2.5%
Apple, Inc.	18,490	10,821,827
Dell, Inc.	31,500	303,660
EMC Corp./MA (a)	34,192	848,645
Fujitsu Ltd.	212,000	805,929
Hewlett-Packard Co.	136,100	1,767,939
Wistron Corp.	350,700	385,127

		14,933,127

Electronic Equipment, Instruments & Components - 0.6%
AU Optronics Corp. (a)	1,927,660	814,705
Hon Hai Precision Industry Co., Ltd.	131,000	420,630
LG Display Co., Ltd. (a)	48,920	1,562,302
Trimble Navigation Ltd. (a)	17,920	997,069

		3,794,706

Company	Shares	U.S. $ Value
Internet Software & Services - 2.9%
Baidu, Inc. (Sponsored ADR) (a)	20,788	2,002,092
eBay, Inc. (a)	52,004	2,746,851
Facebook, Inc. (a)	97,940	2,742,320
Google, Inc.-Class A (a)	8,310	5,803,455
LinkedIn Corp. (a)	20,340	2,199,568
MercadoLibre, Inc.	2,370	170,522
Rackspace Hosting, Inc. (a)	12,790	884,045
Telecity Group PLC	67,894	933,016

		17,481,869

IT Services - 1.7%
Cognizant Technology Solutions Corp.-Class A (a)	73,720	4,956,195
Tata Consultancy Services Ltd.	66,470	1,611,542
Visa, Inc.-Class A	24,480	3,664,901

		10,232,638

Office Electronics - 0.1%
Canon, Inc.	14,800	523,601
Konica Minolta Holdings, Inc.	37,000	265,504

		789,105

Semiconductors & Semiconductor Equipment - 1.8%
Advanced Semiconductor Engineering, Inc.	1,025,128	859,629
Applied Materials, Inc.	149,000	1,598,770
Broadcom Corp.-Class A (a)	26,764	866,618
Mellanox Technologies Ltd. (a)	4,437	323,369
Micron Technology, Inc. (a)	196,900	1,177,462
Samsung Electronics Co., Ltd.	450	584,942
Samsung Electronics Co., Ltd. (Preference Shares)	4,941	3,766,285
SK Hynix, Inc. (a)	44,750	1,010,320
Sumco Corp. (a)	48,300	339,708
Tokyo Electron Ltd.	13,300	595,823

		11,122,926

Software - 1.8%
ANSYS, Inc. (a)	32,372	2,147,235
CA, Inc.	8,500	188,360
Citrix Systems, Inc. (a)	63,070	3,857,361
Intuit, Inc.	22,000	1,318,020
Nintendo Co., Ltd.	3,200	384,556
Red Hat, Inc. (a)	41,630	2,056,522
TIBCO Software, Inc. (a)	47,121	1,180,381

		11,132,435

		77,846,638

Company	Shares	U.S. $ Value
Health Care - 9.1%
Biotechnology - 1.5%
Actelion Ltd. (a)	19,144	948,882
Biogen Idec, Inc. (a)	18,002	2,683,918
Celgene Corp. (a)	33,490	2,631,979
Gilead Sciences, Inc. (a)	29,940	2,245,500
Vertex Pharmaceuticals, Inc. (a)	14,400	572,976

		9,083,255

Health Care Equipment & Supplies - 1.1%
IDEXX Laboratories, Inc. (a)	29,905	2,795,220
Intuitive Surgical, Inc. (a)	4,660	2,465,140
Medtronic, Inc.	27,800	1,170,658

		6,431,018

Health Care Providers & Services - 1.7%
Aetna, Inc.	8,800	380,072
Health Net, Inc. (a)	23,700	558,135
McKesson Corp.	19,550	1,846,888
Odontoprev SA	39,300	198,633
UnitedHealth Group, Inc.	98,004	5,330,438
WellPoint, Inc.	41,000	2,291,900

		10,606,066

Life Sciences Tools & Services - 0.2%
Eurofins Scientific	3,118	480,068
Illumina, Inc. (a)	13,990	751,403

		1,231,471

Pharmaceuticals - 4.6%
Allergan, Inc./United States	29,503	2,736,403
AstraZeneca PLC	57,755	2,743,261
AstraZeneca PLC (Sponsored ADR)	47,800	2,272,412
GlaxoSmithKline PLC	76,390	1,635,976
Johnson & Johnson	53,800	3,751,474
Lupin Ltd.	22,200	241,135
Merck & Co., Inc.	92,500	4,097,750
Novartis AG	14,960	927,031
Pfizer, Inc.	236,500	5,917,230
Roche Holding AG	10,550	2,078,299
Roche Holding AG (Sponsored ADR)	24,000	1,181,040
Sun Pharmaceutical Industries Ltd.	37,410	488,215

		28,070,226

		55,422,036

Energy - 8.2%
Energy Equipment & Services - 2.8%
AMEC PLC	54,910	918,590
Diamond Offshore Drilling, Inc.	18,000	1,242,000
FMC Technologies, Inc. (a)	13,210	539,761
Helmerich & Payne, Inc.	23,900	1,247,580
National Oilwell Varco, Inc.	27,140	1,853,662
Oceaneering International, Inc.	33,209	1,749,450
Saipem SpA	9,570	426,464
Schlumberger Ltd.	65,995	4,726,562

Company	Shares	U.S. $ Value
Seadrill Ltd.	35,290	1,356,074
Technip SA	14,801	1,720,791
Transocean Ltd.	23,800	1,099,560

		16,880,494

Oil, Gas & Consumable Fuels - 5.4%
Afren PLC (a)	189,448	414,144
BP PLC	483,280	3,355,071
BP PLC (Sponsored ADR)	51,300	2,142,288
Chevron Corp.	32,600	3,445,494
China Petroleum & Chemical Corp.-Class H	846,000	894,960
Concho Resources, Inc. (a)	9,580	768,891
ENI SpA	48,110	1,140,896
EOG Resources, Inc.	9,520	1,119,742
Exxon Mobil Corp.	98,800	8,708,232
Gazprom OAO (Sponsored ADR)	139,350	1,240,215
JX Holdings, Inc.	65,400	350,250
LUKOIL OAO (London) (Sponsored ADR)	21,460	1,350,478
Marathon Oil Corp.	14,100	434,985
Noble Energy, Inc.	18,835	1,841,121
NovaTek OAO (Sponsored GDR) (b)	8,480	930,980
Petroleo Brasileiro SA (Sponsored ADR)	89,150	1,564,582
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	44,390	1,487,677
Total SA	28,180	1,412,258
Valero Energy Corp.	12,600	406,476

		33,008,740

		49,889,234

Industrials - 8.2%
Aerospace & Defense - 1.5%
Boeing Co. (The)	31,470	2,337,592
European Aeronautic Defence and Space Co. NV	32,580	1,098,284
General Dynamics Corp.	18,600	1,236,900
Northrop Grumman Corp.	5,900	393,530
Precision Castparts Corp.	14,190	2,602,304
Saab AB	8,000	155,711
Safran SA	30,150	1,236,142

		9,060,463

Air Freight & Logistics - 0.2%
Kuehne & Nagel International AG	10,113	1,218,520

Airlines - 0.3%
Cathay Pacific Airways Ltd.	23,000	40,414
Delta Air Lines, Inc. (a)	111,800	1,118,000
Qantas Airways Ltd. (a)	246,910	341,859

		1,500,273

Building Products - 0.3%
Asahi Glass Co., Ltd.	132,000	1,009,209
Fortune Brands Home & Security, Inc. (a)	34,900	1,046,651

		2,055,860

Commercial Services & Supplies - 0.6%
ADT Corp. (The) (a)	13,100	601,290

Company	Shares	U.S. $ Value
Aggreko PLC	13,850	495,440
Downer EDI Ltd. (a)	62,990	232,404
Edenred	14,778	450,580
Serco Group PLC	90,265	791,571
Tyco International Ltd.	26,200	743,294

		3,314,579

Construction & Engineering - 0.2%
Larsen & Toubro Ltd.	41,692	1,274,601
Samsung Engineering Co., Ltd.	1,200	179,771

		1,454,372

Electrical Equipment - 0.7%
AMETEK, Inc.	32,661	1,219,235
Rockwell Automation, Inc.	6,980	553,095
Roper Industries, Inc.	10,060	1,121,992
Sumitomo Electric Industries Ltd.	112,500	1,220,292

		4,114,614

Industrial Conglomerates - 1.6%
Bidvest Group Ltd.	20,400	481,613
Danaher Corp.	47,368	2,556,451
General Electric Co.	234,300	4,950,759
Jardine Matheson Holdings Ltd.	9,600	566,459
Keppel Corp., Ltd.	113,000	990,785

		9,546,067

Machinery - 0.9%
Cummins, Inc.	11,900	1,168,104
FANUC Corp.	5,900	998,952
Flowserve Corp.	16,411	2,273,744
Komatsu Ltd.	21,700	489,277
Parker Hannifin Corp.	4,200	345,030
Pentair Ltd.	6,286	304,808

		5,579,915

Professional Services - 1.7%
Bureau Veritas SA	19,013	2,110,521
Capita PLC	295,749	3,614,549
Hays PLC	11,045	13,782
Intertek Group PLC	76,172	3,772,442
Qualicorp SA (a)	25,300	245,683
SGS SA	342	767,773

		10,524,750

Road & Rail - 0.1%
Globaltrans Investment PLC (Sponsored GDR) (b)	37,020	567,146
Tokyu Corp.	60,000	308,211

		875,357

Trading Companies & Distributors - 0.1%
Mitsubishi Corp.	33,200	631,969

		49,876,739

Company	Shares	U.S. $ Value
Consumer Staples - 7.4%
Beverages - 0.2%
Anheuser-Busch InBev NV	8,610	756,065
Asahi Group Holdings Ltd.	27,600	621,139

		1,377,204

Food & Staples Retailing - 1.7%
CVS Caremark Corp.	31,200	1,451,112
George Weston Ltd.	5,600	354,598
Jeronimo Martins SGPS SA	86,906	1,620,118
Koninklijke Ahold NV	79,870	1,013,231
Kroger Co. (The)	99,500	2,610,880
Magnit OJSC (Sponsored GDR) (b)	16,850	595,498
Olam International Ltd.	1,649,105	2,125,567
Sugi Holdings Co., Ltd.	1,200	40,310
Tsuruha Holdings, Inc.	500	37,688
WM Morrison Supermarkets PLC	158,880	684,560

		10,533,562

Food Products - 0.9%
AVI Ltd.	28,890	187,303
Bunge Ltd.	8,000	585,280
Hershey Co. (The)	33,320	2,441,356
Tyson Foods, Inc.-Class A	74,200	1,422,414
Unilever PLC	26,154	1,003,535

		5,639,888

Household Products - 0.7%
Henkel AG & Co. KGaA	7,750	524,979
Procter & Gamble Co. (The)	37,800	2,639,574
Reckitt Benckiser Group PLC	15,435	970,856

		4,135,409

Personal Products - 0.4%
Estee Lauder Cos., Inc. (The)-Class A	37,230	2,168,647

Tobacco - 3.5%
Altria Group, Inc.	64,200	2,170,602
British American Tobacco PLC	99,310	5,216,848
Imperial Tobacco Group PLC	31,201	1,248,602
Japan Tobacco, Inc.	105,800	3,172,365
KT&G Corp.	17,030	1,347,805
Lorillard, Inc.	12,300	1,490,268
Philip Morris International, Inc.	70,927	6,374,919
Reynolds American, Inc.	5,300	231,716

		21,253,125

		45,107,835

Materials - 2.4%
Chemicals - 1.2%
Agrium, Inc. (Toronto)	5,312	542,457
Air Water, Inc.	3,000	37,835
Arkema SA	926	94,775
DIC Corp.	111,000	200,029
Filtrona PLC	116,817	1,098,386
Koninklijke DSM NV	24,227	1,396,652
LyondellBasell Industries NV	35,300	1,755,469

Company	Shares	U.S. $ Value
Monsanto Co.	18,787	1,720,701
OCI Co., Ltd.	3,690	514,739
Ube Industries Ltd./Japan	81,000	168,256

		7,529,299

Construction Materials - 0.1%
China Shanshui Cement Group Ltd.	319,000	217,253
Taiheiyo Cement Corp.	110,000	246,153

		463,406

Metals & Mining - 1.1%
Anglo American PLC	32,160	893,181
Goldcorp, Inc.	16,010	623,896
KGHM Polska Miedz SA	16,470	934,547
Kinross Gold Corp.	67,920	687,849
Rio Tinto PLC	28,040	1,392,370
Vale SA (Sponsored ADR) (Local Preference Shares)	134,130	2,292,282

		6,824,125

		14,816,830

Telecommunication Services - 1.4%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	78,000	2,662,140
CenturyLink, Inc.	30,600	1,188,504
Nippon Telegraph & Telephone Corp.	42,300	1,902,850
Vivendi SA	35,158	756,331

		6,509,825

Wireless Telecommunication Services - 0.3%
America Movil SAB de CV Series L (ADR)	29,110	686,705
Vodafone Group PLC	569,170	1,468,250

		2,154,955

		8,664,780

Utilities - 1.3%
Electric Utilities - 0.6%
Edison International	10,200	463,896
EDP-Energias de Portugal SA	244,110	617,677
Electricite de France SA	23,490	431,116
Great Plains Energy, Inc.	40,700	824,175
NV Energy, Inc.	76,600	1,404,078

		3,740,942

Gas Utilities - 0.1%
Atmos Energy Corp.	26,400	924,264

Independent Power Producers & Energy Traders - 0.2%
APR Energy PLC	90,175	975,097

Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	8,700	171,651
DTE Energy Co.	3,500	212,030
E.ON SE	42,240	761,715
National Grid PLC	62,270	703,859

Company	Shares	U.S. $ Value
NiSource, Inc.	24,400	589,748

		2,439,003

		8,079,306

Total Common Stocks (cost $421,560,714)		480,119,780

INVESTMENT COMPANIES - 20.0%
Funds and Investment Trusts - 20.0%
AllianceBernstein Pooling Portfolios-Volatility Management Portfolio* (cost $121,046,276)	11,770,155	121,703,403

WARRANTS - 0.0%
Industrials - 0.0%
Industrial Conglomerates - 0.0%
John Keells Holdings PLC, Deutsche Bank AG London, expiring 7/05/19 (a) (cost $100,365)	64,170	102,800

	Contracts
OPTIONS PURCHASED - PUTS - 0.0%
Options on Equity Indices - 0.0%
STOXX Europe Mid 200 Index Expiration: Dec 2012, Exercise Price: EUR 225.00 (a)(c) (cost $646,702)	31,580	1,384

	Shares
SHORT-TERM INVESTMENTS - 0.6%
Investment Companies - 0.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.15% (d) (cost $3,707,748)	3,707,748	3,707,748

Total Investments - 99.4% (cost $547,061,805) (e)		605,635,115
Other assets less liabilities - 0.6% (f)		3,888,685

Net Assets - 100.0%		$609,523,800

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	24	December 2012	$795,666	$804,989	$9,323

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholselale	CHF	2,497	USD	2,644	2/15/13	$(53,606)
Barclays Bank PLC Wholselale	USD	787	EUR	608	2/15/13	4,094
Barclays Bank PLC Wholselale	USD	633	NOK	3,636	2/19/13	7,079
Canadian Imperial Bank of Commerce	CAD	1,064	USD	1,071	2/15/13	1,182
Canadian Imperial Bank of Commerce	USD	3,537	CAD	3,472	2/15/13	(47,024)
Credit Suisse London Branch (GFX)	GBP	7,786	USD	12,447	2/15/13	(25,149)
Credit Suisse London Branch (GFX)	USD	4,360	AUD	4,218	2/15/13	17,017
Credit Suisse London Branch (GFX)	USD	2,807	EUR	2,165	2/15/13	10,985
Deutsche Bank AG London	EUR	1,277	USD	1,655	2/15/13	(7,314)
Deutsche Bank AG London	USD	1,457	NZD	1,796	2/15/13	10,521
Goldman Sachs Capital Markets LP	AUD	356	USD	370	2/15/13	159
Goldman Sachs Capital Markets LP	GBP	1,034	USD	1,658	2/15/13	1,789
Goldman Sachs Capital Markets LP	JPY	515,364	USD	6,251	2/15/13	(5,533)
Goldman Sachs Capital Markets LP	HKD	6,045	USD	780	2/19/13	(77)
HSBC BankUSA	HKD	46,894	USD	6,051	2/15/13	(771)
Royal Bank of Canada	CAD	2,634	USD	2,640	2/15/13	(7,558)
Royal Bank of Canada	USD	3,009	CAD	3,002	2/15/13	8,614
Royal Bank of Canada	USD	517	CAD	515	2/19/13	739
Royal Bank of Scotland PLC	JPY	906,148	USD	11,284	2/15/13	283,812
Royal Bank of Scotland PLC	USD	6,104	JPY	486,978	2/15/13	(192,603)
Royal Bank of Scotland PLC	USD	4,084	NOK	23,509	2/15/13	55,142
Royal Bank of Scotland PLC	USD	4,891	SEK	32,846	2/15/13	36,304
Standard Chartered Bank	USD	1,603	SGD	1,961	2/15/13	3,889
State Street Bank & Trust Co.	CHF	271	USD	291	2/15/13	(1,522)
State Street Bank & Trust Co.	EUR	1,526	USD	1,946	2/15/13	(39,762)
Westpac Banking Corp.	USD	1,097	NZD	1,354	2/15/13	8,984

						$69,391

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
STOXX Europe Mid 200 Index (a) (premium received $258,999)	31,580	EUR 190.00	December 2012	$(197)

*	To obtain a copy of the fund's financial statements, please go to the Securities Exchange Commission's website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, the aggregate market value of these securities amounted to $2,093,624 or 0.3% of net assets.
(c)	One contract relates to 50 shares.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of November 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $79,670,359 and gross unrealized depreciation of investments was $(21,097,049), resulting in net unrealized appreciation of $58,573,310.
(f)	An amount of U.S. $60,272 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2012.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor's. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	–	Australian Dollar
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	Great British Pound
HKD	–	Hong Kong Dollar
JPY	–	Japanese Yen
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
USD	–	United States Dollar

Glossary:

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
OJSC	–	Open Joint Stock Company
REG	–	Registered Shares

AllianceBernstein Wealth Strategies

Tax-Managed Wealth Appreciation

November 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Consumer Discretionary	$58,760,422		$29,130,096		$	– 0	–	$87,890,518
Financials	39,230,657		43,295,207			– 0	–	82,525,864
Information Technology	62,983,019		14,863,619			– 0	–	77,846,638
Health Care	45,879,169		9,542,867			– 0	–	55,422,036
Energy	35,874,902		14,014,332			– 0	–	49,889,234
Industrials	25,541,319		24,335,420			– 0	–	49,876,739
Consumer Staples	25,289,171		19,818,664			– 0	–	45,107,835
Materials	7,622,654		7,194,176			– 0	–	14,816,830
Telecommunication Services	4,537,349		4,127,431			– 0	–	8,664,780
Utilities	4,589,842		3,489,464			– 0	–	8,079,306
Investments Companies	121,703,403		– 0	–		– 0	–	121,703,403
Warrants	– 0	–	– 0	–		102,800		102,800
Options Purchased - Puts	– 0	–	1,384			– 0	–	1,384
Short-Term Investments	3,707,748		– 0	–		– 0	–	3,707,748

Total Investments in Securities	435,719,655		169,812,660	+		102,800		605,635,115
Other Financial Instruments* :
Assets:
Futures Contracts	9,323		– 0	–		– 0	–	9,323
Forward Currency Exchange Contracts	– 0	–	450,310			– 0	–	450,310
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(380,919)			– 0	–	(380,919)
Put Options Written	– 0	–	– 0	–		(197)		(197)

Total++	$435,728,978		$169,882,051			$102,603		$605,713,632

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Strategy's foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
++	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants		Put Options Written			Total
Balance as of 8/31/12	$132,476		$	– 0	–	$132,476
Accrued discounts/(premiums)	– 0	–		– 0	–	– 0	–
Realized gain (loss)	(680)			– 0	–	(680)
Change in unrealized appreciation/depreciation	10,557			15,692		26,249
Purchases	– 0	–		– 0	–	– 0	–
Sales	(39,553)			– 0	–	(39,553)
Transfers into Level 3+	– 0	–		(15,889)		(15,889)
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 11/30/12	$102,800			$(197)		$102,603

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/12	$10,557			$15,692		$26,249

+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Wealth Strategies

Tax-Managed Balanced Wealth

Portfolio of Investments

November 30, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 52.9%
Long-Term Municipal Bonds - 50.5%
Alabama - 5.4%
Alabama Pub Sch & Clg Auth NPFGC-RE
5.00%, 12/01/13 (Pre-refunded/ETM)	$1,700	$1,779,526
Series 2010A
5.00%, 5/01/18	2,040	2,470,726
Birmingham AL Wtrwks Brd
Series 2010A
5.00%, 1/01/25	3,980	4,687,246

		8,937,498

Arizona - 1.8%
Arizona Trnsp Brd Hwy
Series 2011A
5.00%, 7/01/25	2,100	2,595,852
Pima Cnty AZ IDA
(Horizon Learning Ctr)
4.45%, 6/01/14	30	30,167
Pima Cnty AZ IDA
(Global Water Resources)
5.45%, 12/01/17	305	318,112

		2,944,131

California - 5.1%
California Dept Wtr Res Pwr
Series 2010L
5.00%, 5/01/20	1,905	2,418,016
California Econ Recovery
(California Econ Rec Spl Tax)
Series A
5.00%, 7/01/20	2,450	3,052,430
California GO
5.00%, 3/01/16	2,225	2,528,535
Los Angeles CA Dept Arpts
(Los Angeles Intl Airport)
5.00%, 5/15/23	365	448,888

		8,447,869

Colorado - 1.1%
Denver Co. City & Cnty Arpt
(Denver Intl Airport)
Series 2012A
5.00%, 11/15/27	1,220	1,441,088
PV Wtr & San Met Dist CO
Series 06
Zero Coupon, 12/15/17 (a)(b)	710	248,500
Todd Creek Farms Met Dist #1 CO
5.60%, 12/01/14 (a)	260	143,000

		1,832,588

District of Columbia - 0.9%
District of Columbia GO AMBAC
Series 2007
5.25%, 6/01/18	1,200	1,460,976

	Principal Amount (000)	U.S. $ Value
Florida - 6.0%
Citizens Ppty Ins Corp. FL NPFGC
Series A
5.00%, 3/01/15-3/01/16	4,000	4,425,760
Heritage Plantation CDD FL
Series B
5.10%, 11/01/13 (a)(b)	105	31,500
Lake Ashton II CDD FL
Series B
4.875%, 11/01/10 (a)(b)	100	65,000
Miami Dade Cnty FL Spl Tax
Series 2012A
5.00%, 10/01/25	560	675,282
Midtown Miami CDD FL
Series 04A
6.00%, 5/01/24	235	238,297
Overoaks CDD FL
Series 2010A-1
6.125%, 5/01/35 (a)	15	15,999
Series 2010A-2
6.125%, 5/01/35 (a)	35	31,126
Series 2010B
5.125%, 5/01/17 (a)	75	71,045
Series 4B
5.125%, 5/01/09 (a)(c)(d)	25	0
Palm Beach Cnty FL Sch Brd COP NPFGC-RE
5.00%, 8/01/13	1,030	1,060,704
Parkway Center CDD FL
Series B
5.625%, 5/01/14	115	107,404
Sarasota Cnty FL Sch Brd COP
5.00%, 7/01/22	1,165	1,364,774
Tampa Bay Reg Wtr Supply Auth FL
Series 2011A
5.00%, 10/01/23	1,380	1,720,860
Villages of Westport CDD FL
Series 05A
5.125%, 5/01/15 (b)	80	69,830

		9,877,581

Guam - 0.1%
Guam Wtrworks Auth
Series 05
5.00%, 7/01/13	225	228,224

Illinois - 4.0%
Chicago IL Wtr
5.00%, 11/01/27	950	1,161,898
Illinois Finance Auth
(Northwestern Univ)
1.75%, 12/01/34	3,605	3,668,520
Illinois GO NPFGC-RE
5.00%, 4/01/15	1,545	1,686,862

		6,517,280

	Principal Amount (000)	U.S. $ Value
Indiana - 1.4%
Indiana Bond Bank Gas
(JPMorgan Chase)
Series A
5.25%, 10/15/19	1,945	2,307,198

Louisiana - 0.6%
Morehouse Parish LA PCR
(International Paper Co.)
Series A
5.25%, 11/15/13	1,000	1,041,390

Michigan - 0.7%
Michigan Finance Auth
(Michigan Unemployment)
Series 2012A
5.00%, 7/01/19	955	1,196,013

Nevada - 0.0%
Henderson NV LID # T-16
(Henderson NV LID # T-16 Falls)
4.75%, 3/01/13 (a)	35	34,909

New Jersey - 1.1%
New Jersey Trnsp Trust Fd Auth
(New Jersey Trnsp Trust Fund)
AMBAC Series A
5.50%, 12/15/13	1,775	1,868,507

New York - 2.5%
Metropolitan Trnsp Auth
5.00%, 11/15/23	460	570,299
New York NY Trnsl Fin Auth
Series 2012B
5.00%, 11/01/15-11/01/26	2,875	3,540,356

		4,110,655

North Carolina - 0.6%
North Carolina Eastern Mun Pwr Agy
Series 2012B
5.00%, 1/01/21	150	186,676
Series A
5.00%, 1/01/15	785	854,489

		1,041,165

Ohio - 0.8%
Cleveland OH Mun SD GO AGM
5.25%, 12/01/19	1,000	1,068,980
Columbiana Cnty Port Auth OH
(Liberty Waste Trnsp LLC)
Series A
7.00%, 8/01/21 (a)	230	158,714

		1,227,694

	Principal Amount (000)	U.S. $ Value
Pennsylvania - 0.2%
Allegheny Cnty PA Redev Auth
(Pittsburgh Mills Spl Tax)
5.10%, 7/01/14	100	102,101
Philadelphia PA IDA
(Leadership Learning Partners)
Series 05A
4.60%, 7/01/15 (a)	160	157,522

		259,623

Puerto Rico - 2.7%
Puerto Rico Elec Pwr Auth
Series 2010ZZ
5.25%, 7/01/18	1,125	1,265,029
Puerto Rico Sales Tax Fin Corp.
Series 2009 A
5.50%, 8/01/23	2,750	3,181,640

		4,446,669

South Carolina - 1.6%
South Carolina Pub Svc Auth AGM
5.00%, 1/01/14	2,450	2,573,162

Texas - 8.8%
Austin TX Utils Sys AGM
5.00%, 11/15/13	3,945	4,121,657
Houston TX Arpt Sys
Series 2009 A
5.00%, 7/01/21-7/01/22	2,815	3,320,701
Houston TX GO NPFGC
5.00%, 3/01/15	3,300	3,628,614
Texas A & M Univ
Series 2009 D
5.00%, 5/15/18	2,765	3,370,922

		14,441,894

Washington - 5.1%
Central Puget Sound WA RTA
Series 2012P
5.00%, 2/01/27	2,125	2,643,797
Chelan Cnty WA PUD #1
Series 2011B
5.50%, 7/01/24	1,815	2,210,851
King Cnty WA GO
5.00%, 6/01/14-6/01/15	1,930	2,078,378
Washington Fed Hwy Grant
5.00%, 9/01/22	535	679,081
Series F
5.00%, 9/01/16	700	810,880

		8,422,987

Total Long-Term Municipal Bonds (cost $77,707,655)		83,218,013

	Principal Amount (000)	U.S. $ Value
Short-Term Municipal Notes - 2.4%
Mississippi - 2.4%
Mississippi Business Fin Corp.
(Chevron USA, Inc.)
0.18%, 11/01/35 (e)	820	820,000
Series 2010C
0.17%, 12/01/30 (e)	3,200	3,200,000

Total Short-Term Municipal Notes (cost $4,020,000)		4,020,000

Total Municipal Obligations (cost $81,727,655)		87,238,013

	Shares
COMMON STOCKS - 31.9%
Financials - 5.8%
Capital Markets - 0.8%
Affiliated Managers Group, Inc. (c)	1,760	226,811
Blackstone Group LP	6,369	93,561
Credit Suisse Group AG (c)	4,840	114,668
Deutsche Bank AG (REG)	850	37,493
Macquarie Group Ltd.	4,590	157,125
Morgan Stanley	10,300	173,761
State Street Corp.	3,400	151,096
UBS AG (c)	22,793	357,429

		1,311,944

Commercial Banks - 1.9%
Banco do Brasil SA	14,200	145,602
Banco Santander Brasil SA/Brazil (ADR)	3,440	23,014
Bank of Montreal	1,800	108,125
BB&T Corp.	5,800	163,386
CIT Group, Inc. (c)	6,900	255,645
HDFC Bank Ltd.	710	9,158
HSBC Holdings PLC	38,820	396,435
Industrial & Commercial Bank of China Ltd.-Class H	36,000	24,281
Itau Unibanco Holding SA (ADR)	5,560	84,234
KB Financial Group, Inc.	4,858	160,187
KeyCorp	2,600	21,008
Lloyds Banking Group PLC (c)	105,090	78,476
Mitsubishi UFJ Financial Group, Inc.	33,200	152,700
National Australia Bank Ltd.	5,820	147,745
National Bank of Canada	800	62,479
PNC Financial Services Group, Inc.	800	44,912
Regions Financial Corp.	3,300	22,011
Sberbank of Russia (Sponsored ADR)	11,082	130,768
Societe Generale SA (c)	3,705	134,308
Sumitomo Mitsui Financial Group, Inc.	3,400	110,059
Turkiye Vakiflar Bankasi Tao-Class D	34,030	82,465
US Bancorp	6,600	212,916
Wells Fargo & Co.	15,400	508,354

		3,078,268

Company	Shares	U.S. $ Value
Consumer Finance - 0.2%
Discover Financial Services	5,300	220,533
Muthoot Finance Ltd.	6,370	23,840
Shriram Transport Finance Co., Ltd.	12,350	152,269

		396,642

Diversified Financial Services - 1.1%
Bank of America Corp.	24,600	242,556
Citigroup, Inc.	13,250	458,053
IG Group Holdings PLC	19,612	133,125
ING Groep NV (c)	16,494	149,039
IntercontinentalExchange, Inc. (c)	3,140	414,951
JPMorgan Chase & Co.	6,500	267,020
ORIX Corp.	740	74,564

		1,739,308

Insurance - 1.2%
Admiral Group PLC	13,020	233,519
Aegon NV	13,981	80,403
AIA Group Ltd.	80,000	312,666
Allianz SE	580	75,452
Aviva PLC	9,820	55,267
Berkshire Hathaway, Inc. (c)	1,200	105,696
Chubb Corp. (The)	1,000	76,990
Fidelity National Financial, Inc.-Class A	5,000	121,050
Lancashire Holdings Ltd.	15,831	202,027
PartnerRe Ltd.	1,400	116,032
Prudential PLC	19,200	279,109
Reinsurance Group of America, Inc.-Class A	1,600	81,920
Suncorp Group Ltd.	7,290	73,787
Torchmark Corp.	1,900	98,781
Travelers Cos., Inc. (The)	1,100	77,902
Validus Holdings Ltd.	1,500	53,190

		2,043,791

Real Estate Investment Trusts (REITs) - 0.0%
Stockland	20,780	73,544

Real Estate Management & Development - 0.4%
CBRE Group, Inc. (c)	3,352	63,453
Evergrande Real Estate Group Ltd.	180,000	89,833
Global Logistic Properties Ltd.	52,000	119,633
Hang Lung Properties Ltd.	85,000	310,804
Mitsubishi Estate Co., Ltd.	3,000	58,068
New World Development Co., Ltd.	25,523	40,160

		681,951

Thrifts & Mortgage Finance - 0.2%
Housing Development Finance Corp.	18,970	291,871

		9,617,319

Company	Shares	U.S. $ Value
Consumer Discretionary - 5.8%
Auto Components - 0.4%
Cie Generale des Etablissements Michelin-Class B	1,450	135,140
GKN PLC	21,890	77,950
Lear Corp.	3,600	157,212
Magna International, Inc. (Toronto)-Class A	2,000	93,320
TRW Automotive Holdings Corp. (c)	2,350	119,004
Valeo SA	2,200	104,439

		687,065

Automobiles - 0.8%
Bayerische Motoren Werke AG	1,150	102,129
Dongfeng Motor Group Co., Ltd.-Class H	48,000	67,435
Ford Motor Co.	19,900	227,855
General Motors Co. (c)	5,900	152,692
Harley-Davidson, Inc.	2,522	118,433
Honda Motor Co., Ltd.	3,500	116,660
Kia Motors Corp.	500	28,571
Mazda Motor Corp. (c)	48,000	76,069
Nissan Motor Co., Ltd.	13,300	129,628
Renault SA	1,490	74,642
Toyota Motor Corp.	2,000	86,114
Volkswagen AG (Preference Shares)	620	134,405

		1,314,633

Distributors - 0.2%
Imperial Holdings Ltd.	2,060	43,664
Li & Fung Ltd.	172,000	283,087

		326,751

Diversified Consumer Services - 0.1%
Anhanguera Educacional Participacoes SA	7,900	119,306
Estacio Participacoes SA	5,700	104,434

		223,740

Hotels, Restaurants & Leisure - 0.8%
Ajisen China Holdings Ltd.	91,000	79,374
Chipotle Mexican Grill, Inc.-Class A (c)	688	181,481
Las Vegas Sands Corp.	1,390	64,844
Melco Crown Entertainment Ltd. (ADR) (c)	3,490	53,257
MGM Resorts International (c)	16,600	168,490
Sands China Ltd.	72,400	308,645
Sodexo	2,050	165,670
Starbucks Corp.	5,820	301,883

		1,323,644

Household Durables - 0.3%
MRV Engenharia e Participacoes SA	17,300	91,568
Newell Rubbermaid, Inc.	4,400	95,964
PulteGroup, Inc. (c)	10,100	169,781
Sony Corp.	4,000	38,974

		396,287

Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (c)	960	241,968
priceline.com, Inc. (c)	407	269,906

		511,874

Company	Shares	U.S. $ Value
Media - 1.3%
CBS Corp.-Class B	2,500	89,950
Comcast Corp.-Class A	15,260	567,367
DIRECTV (c)	2,500	124,250
Discovery Communications, Inc.-Class A (c)	1,934	116,833
Fairfax Media Ltd.	38,970	19,751
Gannett Co., Inc.	6,400	114,560
McGraw-Hill Cos., Inc. (The)	3,100	164,641
News Corp.-Class A	5,700	140,448
Time Warner Cable, Inc.-Class A	1,700	161,313
Viacom, Inc.-Class B	3,100	159,991
Walt Disney Co. (The)	8,500	422,110

		2,081,214

Multiline Retail - 0.4%
Canadian Tire Corp., Ltd.	840	55,727
Dollar General Corp. (c)	5,059	252,950
Don Quijote Co., Ltd.	700	27,285
Golden Eagle Retail Group Ltd.	49,000	115,531
Macy’s, Inc.	4,700	181,890
Target Corp.	800	50,504

		683,887

Specialty Retail - 0.8%
Belle International Holdings Ltd.	86,000	180,581
GameStop Corp.-Class A	2,100	55,125
Home Depot, Inc. (The)	1,700	110,619
Indomobil Sukses Internasional TBK PT	30,000	16,408
L’Occitane International SA	23,500	72,077
Lowe’s Cos., Inc.	2,500	90,225
Mr. Price Group Ltd.	5,414	80,931
Nitori Holdings Co., Ltd.	1,050	78,161
O’Reilly Automotive, Inc. (c)	1,390	130,771
TJX Cos., Inc.	3,900	172,926
Ulta Salon Cosmetics & Fragrance, Inc.	1,200	120,336
Yamada Denki Co., Ltd.	5,890	208,497

		1,316,657

Textiles, Apparel & Luxury Goods - 0.4%
Burberry Group PLC	1,620	33,431
Cie Financiere Richemont SA	1,620	125,038
Coach, Inc.	3,330	192,607
LVMH Moet Hennessy Louis Vuitton SA	150	26,338
Samsonite International SA	10,300	22,134
VF Corp.	1,550	248,791
Yue Yuen Industrial Holdings Ltd.	12,000	41,797

		690,136

		9,555,888

Information Technology - 5.1%
Communications Equipment - 0.6%
Cisco Systems, Inc.	17,600	332,816
F5 Networks, Inc. (c)	2,170	203,286

Company	Shares	U.S. $ Value
Harris Corp.	2,000	94,260
QUALCOMM, Inc.	5,565	354,045

		984,407

Computers & Peripherals - 1.0%
Apple, Inc.	2,008	1,175,242
Dell, Inc.	3,500	33,740
EMC Corp./MA (c)	3,675	91,213
Fujitsu Ltd.	23,000	87,436
Hewlett-Packard Co.	17,000	220,830
Wistron Corp.	37,800	41,511

		1,649,972

Electronic Equipment, Instruments & Components - 0.2%
AU Optronics Corp. (c)	194,070	82,022
Hon Hai Precision Industry Co., Ltd.	15,000	48,164
LG Display Co., Ltd. (c)	4,850	154,889
Trimble Navigation Ltd. (c)	1,980	110,167

		395,242

Internet Software & Services - 1.2%
Baidu, Inc. (Sponsored ADR) (c)	2,291	220,646
eBay, Inc. (c)	5,499	290,457
Facebook, Inc. (c)	10,720	300,160
Google, Inc.-Class A (c)	926	646,691
LinkedIn Corp. (c)	2,220	240,071
MercadoLibre, Inc.	280	20,146
Rackspace Hosting, Inc. (c)	1,400	96,768
Telecity Group PLC	7,320	100,593

		1,915,532

IT Services - 0.6%
Cognizant Technology Solutions Corp.-Class A (c)	8,070	542,546
Tata Consultancy Services Ltd.	7,539	182,781
Visa, Inc.-Class A	1,845	276,215

		1,001,542

Office Electronics - 0.1%
Canon, Inc.	1,700	60,143
Konica Minolta Holdings, Inc.	5,000	35,879

		96,022

Semiconductors & Semiconductor Equipment - 0.7%
Advanced Semiconductor Engineering, Inc.	98,217	82,360
Applied Materials, Inc.	17,900	192,067
Broadcom Corp.-Class A (c)	2,936	95,068
Mellanox Technologies Ltd. (c)	499	36,367
Micron Technology, Inc. (c)	21,400	127,972
Samsung Electronics Co., Ltd.	40	51,995
Samsung Electronics Co., Ltd. (Preference Shares)	540	411,616
SK Hynix, Inc. (c)	4,490	101,371
Sumco Corp. (c)	4,100	28,836
Tokyo Electron Ltd.	1,600	71,678

		1,199,330

Company	Shares	U.S. $ Value
Software - 0.7%
ANSYS, Inc. (c)	3,656	242,502
CA, Inc.	1,100	24,376
Citrix Systems, Inc. (c)	6,905	422,310
Intuit, Inc.	2,410	144,383
Nintendo Co., Ltd.	300	36,052
Red Hat, Inc. (c)	4,560	225,264
TIBCO Software, Inc. (c)	5,133	128,582

		1,223,469

		8,465,516

Energy - 3.5%
Energy Equipment & Services - 1.1%
AMEC PLC	6,061	101,395
Diamond Offshore Drilling, Inc.	2,000	138,000
FMC Technologies, Inc. (c)	1,450	59,247
Helmerich & Payne, Inc.	2,900	151,380
National Oilwell Varco, Inc.	3,040	207,632
Oceaneering International, Inc.	3,566	187,857
Saipem SpA	1,100	49,019
Schlumberger Ltd.	7,110	509,218
Seadrill Ltd.	4,040	155,243
Technip SA	1,616	187,879
Transocean Ltd.	2,500	115,500

		1,862,370

Oil, Gas & Consumable Fuels - 2.4%
Afren PLC (c)	20,759	45,380
BP PLC	53,220	369,469
BP PLC (Sponsored ADR)	5,700	238,032
Chevron Corp.	3,800	401,622
China Petroleum & Chemical Corp.-Class H	86,000	90,977
Concho Resources, Inc. (c)	740	59,392
ENI SpA	5,160	122,366
EOG Resources, Inc.	1,075	126,441
Exxon Mobil Corp.	11,300	995,982
Gazprom OAO (Sponsored ADR)	16,640	148,096
JX Holdings, Inc.	6,500	34,811
LUKOIL OAO (London) (Sponsored ADR)	2,180	137,187
Marathon Oil Corp.	1,600	49,360
Marathon Petroleum Corp.	1,400	83,356
Noble Energy, Inc.	1,941	189,733
NovaTek OAO (Sponsored GDR) (f)	930	102,110
Petroleo Brasileiro SA (Sponsored ADR)	10,450	183,397
Royal Dutch Shell PLC (ADR)	1,850	123,895
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	4,908	164,486
Total SA	3,120	156,361
Valero Energy Corp.	1,900	61,294

		3,883,747

		5,746,117

Company	Shares	U.S. $ Value
Health Care - 3.5%
Biotechnology - 0.6%
Actelion Ltd. (c)	2,360	116,975
Biogen Idec, Inc. (c)	1,984	295,795
Celgene Corp. (c)	3,660	287,639
Gilead Sciences, Inc. (c)	2,490	186,750
Vertex Pharmaceuticals, Inc. (c)	1,900	75,601

		962,760

Health Care Equipment & Supplies - 0.4%
IDEXX Laboratories, Inc. (c)	3,290	307,516
Intuitive Surgical, Inc. (c)	510	269,790
Medtronic, Inc.	3,100	130,541

		707,847

Health Care Providers & Services - 0.7%
Aetna, Inc.	1,100	47,509
Health Net, Inc. (c)	3,400	80,070
McKesson Corp.	2,100	198,387
Odontoprev SA	4,700	23,755
UnitedHealth Group, Inc.	9,757	530,683
WellPoint, Inc.	4,700	262,730

		1,143,134

Life Sciences Tools & Services - 0.1%
Eurofins Scientific	350	53,888
Illumina, Inc. (c)	1,910	102,586

		156,474

Pharmaceuticals - 1.7%
Abbott Laboratories	300	19,500
Allergan, Inc./United States	3,184	295,316
AstraZeneca PLC	6,440	305,889
AstraZeneca PLC (Sponsored ADR)	5,200	247,208
GlaxoSmithKline PLC	9,120	195,315
Johnson & Johnson	3,600	251,028
Lupin Ltd.	2,550	27,698
Merck & Co., Inc.	6,800	301,240
Novartis AG	1,620	100,387
Pfizer, Inc.	25,750	644,265
Roche Holding AG	1,150	226,544
Roche Holding AG (Sponsored ADR)	1,800	88,578
Sun Pharmaceutical Industries Ltd.	4,010	52,332

		2,755,300

		5,725,515

Industrials - 3.2%
Aerospace & Defense - 0.6%
Boeing Co. (The)	3,630	269,636
European Aeronautic Defence and Space Co. NV	3,800	128,100
General Dynamics Corp.	1,400	93,100
Northrop Grumman Corp.	700	46,690
Precision Castparts Corp.	1,565	287,005
Safran SA	3,240	132,839

		957,370

Company	Shares	U.S. $ Value
Air Freight & Logistics - 0.1%
Kuehne & Nagel International AG	1,108	133,503

Airlines - 0.1%
Delta Air Lines, Inc. (c)	13,000	130,000
Qantas Airways Ltd. (c)	29,270	40,526

		170,526

Building Products - 0.1%
Asahi Glass Co., Ltd.	15,000	114,683
Fortune Brands Home & Security, Inc. (c)	3,400	101,966

		216,649

Commercial Services & Supplies - 0.2%
ADT Corp. (The)	1,150	52,785
Aggreko PLC	1,510	54,016
Downer EDI Ltd. (c)	8,150	30,070
Edenred	1,598	48,723
Serco Group PLC	10,398	91,184
Tyco International Ltd.	2,300	65,251

		342,029

Construction & Engineering - 0.1%
Larsen & Toubro Ltd.	4,100	125,345
Samsung Engineering Co., Ltd.	140	20,973

		146,318

Electrical Equipment - 0.3%
AMETEK, Inc.	3,671	137,039
Rockwell Automation, Inc.	770	61,015
Roper Industries, Inc.	1,130	126,029
Sumitomo Electric Industries Ltd.	12,400	134,503

		458,586

Industrial Conglomerates - 0.6%
Danaher Corp.	5,226	282,047
General Electric Co.	23,900	505,007
Jardine Matheson Holdings Ltd.	1,200	70,807
Keppel Corp., Ltd.	12,800	112,231

		970,092

Machinery - 0.3%
Cummins, Inc.	1,200	117,792
FANUC Corp.	600	101,588
Flowserve Corp.	1,781	246,758
Komatsu Ltd.	2,500	56,368
Pentair Ltd.	551	26,718

		549,224

Professional Services - 0.7%
Bureau Veritas SA	2,073	230,112
Capita PLC	32,508	397,302
Intertek Group PLC	8,281	410,119

Company	Shares	U.S. $ Value
Qualicorp SA (c)	2,700	26,219
SGS SA	38	85,308

		1,149,060

Road & Rail - 0.1%
Globaltrans Investment PLC (Sponsored GDR) (f)	4,020	61,586
Tokyu Corp.	7,000	35,958

		97,544

Trading Companies & Distributors - 0.0%
Mitsubishi Corp.	3,700	70,430

		5,261,331

Consumer Staples - 2.9%
Beverages - 0.1%
Anheuser-Busch InBev NV	950	83,422
Asahi Group Holdings Ltd.	3,600	81,018

		164,440

Food & Staples Retailing - 0.6%
CVS Caremark Corp.	2,200	102,322
George Weston Ltd.	500	31,660
Jeronimo Martins SGPS SA	9,120	170,017
Koninklijke Ahold NV	9,270	117,599
Kroger Co. (The)	9,700	254,528
Magnit OJSC (Sponsored GDR) (f)	1,840	65,028
Olam International Ltd.	183,136	236,048
WM Morrison Supermarkets PLC	18,810	81,046

		1,058,248

Food Products - 0.4%
Bunge Ltd.	800	58,528
Hershey Co. (The)	3,770	276,228
Tyson Foods, Inc.-Class A	10,100	193,617
Unilever PLC	2,829	108,549

		636,922

Household Products - 0.3%
Henkel AG & Co. KGaA	1,230	83,319
Procter & Gamble Co. (The)	3,700	258,371
Reckitt Benckiser Group PLC	1,700	106,930

		448,620

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The)-Class A	4,040	235,330

Tobacco - 1.4%
Altria Group, Inc.	5,600	189,336
British American Tobacco PLC	10,859	570,434
Imperial Tobacco Group PLC	3,410	136,461
Japan Tobacco, Inc.	11,100	332,829
KT&G Corp.	1,770	140,083
Lorillard, Inc.	1,300	157,508

Company	Shares	U.S. $ Value
Philip Morris International, Inc.	7,689	691,087

		2,217,738

		4,761,298

Materials - 1.0%
Chemicals - 0.5%
Agrium, Inc. (Toronto)	527	53,817
DIC Corp.	11,000	19,823
Filtrona PLC	12,676	119,187
Koninklijke DSM NV	2,670	153,922
LyondellBasell Industries NV	3,620	180,023
Monsanto Co.	1,992	182,447
OCI Co., Ltd.	390	54,403
PPG Industries, Inc.	800	99,416

		863,038

Construction Materials - 0.0%
China Shanshui Cement Group Ltd.	37,000	25,198

Metals & Mining - 0.5%
Anglo American PLC	3,850	106,926
Goldcorp, Inc.	1,900	74,041
KGHM Polska Miedz SA	1,500	85,114
Kinross Gold Corp.	7,840	79,399
Rio Tinto PLC	3,080	152,942
Vale SA (Sponsored ADR) (Local Preference Shares)	15,580	266,262

		764,684

		1,652,920

Utilities - 0.6%
Electric Utilities - 0.3%
American Electric Power Co., Inc.	2,500	106,625
Edison International	2,300	104,604
EDP - Energias de Portugal SA	27,370	69,255
Electricite de France SA	2,880	52,857
Great Plains Energy, Inc.	4,100	83,025
NV Energy, Inc.	8,700	159,471

		575,837

Gas Utilities - 0.1%
Atmos Energy Corp.	3,000	105,030

Independent Power Producers & Energy Traders - 0.1%
APR Energy PLC	9,774	105,690

Multi-Utilities - 0.1%
DTE Energy Co.	425	25,747
E.ON SE	5,010	90,345
National Grid PLC	6,880	77,767
NiSource, Inc.	3,300	79,761

		273,620

		1,060,177

Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.	8,000	273,040

Company	Shares	U.S. $ Value
CenturyLink, Inc.	1,300	50,492
Nippon Telegraph & Telephone Corp.	4,800	215,926
Vivendi SA	3,745	80,564

		620,022

Wireless Telecommunication Services - 0.1%
America Movil SAB de CV Series L (ADR)	2,940	69,355
Vodafone Group PLC	64,077	165,295

		234,650

		854,672

Total Common Stocks (cost $45,509,945)		52,700,753

INVESTMENT COMPANIES - 14.3%
Funds and Investment Trusts - 14.3%
Volatility Management Portfolio* (cost $23,483,712)	2,283,143	23,607,702

WARRANTS - 0.0%
Industrials - 0.0%
Industrial Conglomerates - 0.0%
John Keells Holdings PLC, Deutsche Bank AG London, expiring 7/05/19 (c) (cost $16,969)	10,429	16,707

	Contracts
OPTIONS PURCHASED - PUTS - 0.0%
Options on Equity Indices - 0.0%
STOXX Europe Mid 200 Index Expiration: Dec 2012, Exercise Price: EUR 225.00 (c)(g) (cost $76,588)	3,740	164

	Shares
SHORT-TERM INVESTMENTS - 2.4%
Investment Companies - 2.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.15% (h) (cost $3,914,217)	3,914,217	3,914,217

U.S. $ Value
Total Investments - 101.5% (cost $154,729,086) (i)	167,477,556
Other assets less liabilities - (1.5)% (j)	(2,501,332)

Net Assets - 100.0%	$164,976,224

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	2	December 2012	$66,305	$67,082	$777

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholselale	CHF	325	USD	344	2/15/13	$(6,977)
Canadian Imperial Bank of Commerce	USD	503	CAD	494	2/15/13	(6,691)
Credit Suisse London Branch (GFX)	GBP	667	USD	1,066	2/15/13	(2,781)
Credit Suisse London Branch (GFX)	USD	332	EUR	256	2/15/13	1,299
Goldman Sachs Capital Markets LP	JPY	58,356	USD	708	2/15/13	(626)
HSBC BankUSA	HKD	5,439	USD	702	2/15/13	(89)
Royal Bank of Scotland PLC	JPY	59,195	USD	742	2/15/13	23,412
Royal Bank of Scotland PLC	USD	604	JPY	48,149	2/15/13	(19,043)
Royal Bank of Scotland PLC	USD	540	NOK	3,106	2/15/13	7,285
Royal Bank of Scotland PLC	USD	596	SEK	4,001	2/15/13	4,422
State Street Bank & Trust Co.	CAD	538	USD	539	2/15/13	(1,578)
State Street Bank & Trust Co.	CHF	27	USD	29	2/15/13	(165)
State Street Bank & Trust Co.	EUR	380	USD	489	2/15/13	(5,575)
State Street Bank & Trust Co.	GBP	311	USD	498	2/15/13	(353)
State Street Bank & Trust Co.	JPY	39,886	USD	493	2/15/13	8,766
State Street Bank & Trust Co.	NOK	583	USD	102	2/15/13	(460)
State Street Bank & Trust Co.	SEK	447	USD	66	2/15/13	(949)
State Street Bank & Trust Co.	USD	377	AUD	364	2/15/13	1,126
State Street Bank & Trust Co.	USD	270	CAD	270	2/15/13	1,333
State Street Bank & Trust Co.	USD	53	CHF	49	2/15/13	270

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	47	EUR	36	2/15/13	$316
State Street Bank & Trust Co.	USD	130	JPY	10,207	2/15/13	(5,732)
State Street Bank & Trust Co.	USD	273	NZD	337	2/15/13	2,200
State Street Bank & Trust Co.	USD	178	SGD	218	2/15/13	374
State Street Bank & Trust Co.	HKD	747	USD	96	2/19/13	(13)
State Street Bank & Trust Co.	USD	68	CAD	68	2/19/13	113
State Street Bank & Trust Co.	USD	75	NOK	433	2/19/13	865

						$749

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price		Expiration Month	U.S. $ Value
STOXX Europe Mid 200 Index (g) (premium received $30,673)	3,740	EUR	190.00	December 2012	$(23)

INFLATION (CPI) SWAP CONTRACTS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$2,000	1/31/19	2.385%	CPI	#	$17,366
Barclays Bank PLC	1,800	1/31/27	2.628%	CPI	#	50,370
Goldman Sachs International	1,400	1/31/22	2.515%	CPI	#	22,139
Goldman Sachs International	6,000	1/31/15	1.990%	CPI	#	(8,593)

						$81,282

*	To obtain a copy of the fund’s financial statements, please go to the Securities Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Illiquid security.
(b)	Security is in default and is non-income producing.
(c)	Non-income producing security.
(d)	Fair valued.
(e)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, the aggregate market value of these securities amounted to $228,724 or 0.1% of net assets.
(g)	One contract relates to 50 shares.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of November 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $15,353,236 and gross unrealized depreciation of investments was $(2,604,766), resulting in net unrealized appreciation of $12,748,470.
(j)	An amount of U.S. $5,023 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2012.

As of November 30, 2012, the Strategy held 52.1% of its total investments in municipal bonds. Of the total investments in municipal bonds, 27.1% is insured (7.5% of this amount represents the Strategy’s holding in pre-refunded or escrowed to maturity bonds).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDD	-	Community Development District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
GDR	-	Global Depositary Receipt
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
LID	-	Local Improvement District
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
OJSC	-	Open Joint Stock Company
PCR	-	Pollution Control Revenue Bond
PUD	-	Public Utility District
REG	-	Registered Shares
RTA	-	Regional Transportation Authority
SD	-	School District

AllianceBernstein Wealth Strategies

Tax-Managed Balanced Wealth

November 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Municipal Obligations	$	– 0	–	$85,444,954		$1,793,059		$87,238,013
Common Stocks:
Financials		4,825,810		4,791,509		– 0	–	9,617,319
Consumer Discretionary		6,455,332		3,100,556		– 0	–	9,555,888
Information Technology		6,888,190		1,577,326		– 0	–	8,465,516
Energy		4,202,822		1,543,295		– 0	–	5,746,117
Health Care		4,646,487		1,079,028		– 0	–	5,725,515
Industrials		2,636,643		2,624,688		– 0	–	5,261,331
Consumer Staples		2,588,598		2,172,700		– 0	–	4,761,298
Materials		935,405		717,515		– 0	–	1,652,920
Utilities		664,263		395,914		– 0	–	1,060,177
Telecommunication Services		392,887		461,785		– 0	–	854,672
Investment Companies		23,607,702		– 0	–	– 0	–	23,607,702
Warrants		– 0	–	– 0	–	16,707		16,707
Options Purchased - Puts		– 0	–	164		– 0	–	164
Short-Term Investments		3,914,217		– 0	–	– 0	–	3,914,217

Total Investments in Securities		61,758,356		103,909,434	+	1,809,766		167,477,556
Other Financial Instruments* :
Assets:
Futures Contracts		777		– 0	–	– 0	–	777
Forward Currency Exchange Contracts		– 0	–	51,781		– 0	–	51,781
Inflation (CPI) Swap Contracts		– 0	–	– 0	–	89,875		89,875
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(51,032)		– 0	–	(51,032)
Put Options Written		– 0	–	– 0	–	(23)		(23)
Inflation (CPI) Swap Contracts		– 0	–	– 0	–	(8,593)		(8,593)

Total++		$61,759,133		$103,910,183		$1,891,025		$167,560,341

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Strategy’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
++	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy and assumes the financial instruments were transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Municipal Obligations		Warrants		Put Options Written
Balance as of 8/31/12	$2,235,330		$15,465		$	– 0	–
Accrued discounts/(premiums)	930		– 0	–		– 0	–
Realized gain (loss)	(41,647)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation	76,146		1,116			1,859
Purchases	– 0	–	126			– 0	–
Sales	(477,700)		– 0	–		– 0	–
Transfers into Level 3 +	– 0	–	– 0	–		(1,882)
Transfers out of Level 3	– 0	–	– 0	–		– 0	–
Balance as of 11/30/12	$1,793,059		$16,707			$(23)

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/12	$(3,465)		$1,116			$1,859

	Inflation (CPI) Swap Transactions		Total
Balance as of 8/31/12	$ – 0	–	$2,250,795
Accrued discounts/(premiums)	– 0	–	930
Realized gain (loss)	– 0	–	(41,647)
Change in unrealized appreciation/depreciation	155,214		234,335
Purchases	– 0	–	126
Sales	– 0	–	(477,700)
Transfers into Level 3 +	(73,932)		(75,814)
Transfers out of Level 3	– 0	–	– 0	–
Balance as of 11/30/12	$81,282		$1,891,025

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/12	$155,214		$154,724

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolios with material categories of Level 3 investments at November 30, 2012:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 11/30/2012	Valuation Technique	Unobservable Input	Range
Municipal Obligations	$1,793,059	Third Party Vendor	Evaluated Quotes	$30.00 - $106.66

Warrants	$16,707	Indicative Market Quotations	Broker Quote	$1.60

Put Options Written	$(23)	Indicative Market Quotations	Broker Quote	$0.01

Inflation (CPI) Swap	$81,282	Bloomberg Vendor Model	Bloomberg Standard BMA Swap Curve	N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Wealth Strategies

Tax-Managed Conservative Wealth

Portfolio of Investments

November 30, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 70.3%
Long-Term Municipal Bonds - 70.3%
Alabama - 0.9%
Alabama Pub Sch & Clg Auth
5.00%, 12/01/15	$575	$649,284

Alaska - 1.2%
Anchorage AK GO
Series 2012B
5.00%, 8/01/15	775	865,133

Arizona - 2.0%
Arizona Trans Brd Fed Hwy Grant
AMBAC Series 2004B
5.00%, 7/01/14 (Pre-refunded/ETM)	565	606,341
Arizona Trnsp Brd Hwy
Series 2011A
5.00%, 7/01/24	675	837,385

		1,443,726

Colorado - 4.0%
Denver City & County Board of Wtr Commissioners
Series 2012B
5.00%, 12/15/15	800	907,264
Denver CO City & Cnty Arpt
(Denver Intl Airport)
5.25%, 11/15/18	500	611,985
Series 2011B
4.00%, 11/15/14	500	531,910
Mun Subdist No CO Wtr Conserv Dist
AMBAC Series 2007J
5.00%, 12/01/14	230	249,308
Regional Trnsp Dist CO COP
AMBAC
5.00%, 12/01/12	555	555,000

		2,855,467

District of Columbia - 0.5%
Metro Washington Arpt Auth VA
Series 2010B
5.00%, 10/01/16	275	317,716

Florida - 7.4%
Broward Cnty FL Arpt Sys
(Fort Lauderdale Hollywood Intl Arpt FL)
Series 2012Q
5.00%, 10/01/24	205	253,815
Florida Brd of Ed GO (Florida GO)
Series 2012A
5.00%, 6/01/15	210	233,346
Florida Brd of Ed Lottery
Series 2012A
3.00%, 7/01/14 (a)	490	509,948
Florida Dept Envrn Protn FL Forever
(Florida Documentary Stamp Tax)
Series 2008B
5.25%, 7/01/16-7/01/17	910	1,063,664

	Principal Amount (000)	U.S. $ Value
Florida GO
5.00%, 7/01/17	550	656,507
Florida Hurricane Catastr Fd Fin Corp.
Series 2008A
5.00%, 7/01/14	130	138,852
Series 2010A
5.00%, 7/01/16	365	415,969
Jacksonville FL Spl Rev Appropriation
5.00%, 10/01/19	1,140	1,411,981
Miami Beach FL Hlth Fac Auth
(Mt. Sinai Medical Center FL)
3.00%, 11/15/15	200	208,844
Sunshine St Govtl Fing Commn FL
(Miami-Dade Cnty FL Non-Ad Valorem)
5.00%, 9/01/13	410	423,587

		5,316,513

Georgia - 3.4%
Atlanta GA Arpt
(Hartsfield Jackson Atlanta Intl Arpt)
5.00%, 1/01/14	475	497,615
Fulton & De Kalb Cnty GA Hosp
AGM
5.00%, 1/01/13	240	240,792
Fulton Cnty GA Dev Auth
(Robert W. Woodruff Arts Ctr)
Series 2009 B
5.25%, 3/15/24	305	353,056
Georgia Mun Elec Auth
Series 2008A
5.25%, 1/01/17	190	221,646
Series 2012B
5.00%, 1/01/18	555	663,614
Main Street Nat Gas, Inc.
(JP Morgan Chase)
Series A
5.00%, 3/15/17	385	437,194

		2,413,917

Illinois - 3.0%
Chicago IL Wtr
5.00%, 11/01/25	620	768,137
Illinois Finance Auth
(Illinois Unemployment)
Series 2012B
5.00%, 6/15/19	255	283,514
Illinois GO
5.00%, 8/01/15	385	425,040
AMBAC Series B
5.00%, 3/01/14	600	630,156

		2,106,847

Indiana - 0.8%
Indiana Bond Bank Gas
(JP Morgan Chase)
Series 2007A
5.25%, 10/15/20	150	177,041

	Principal Amount (000)	U.S. $ Value
Indiana Finance Auth
(Indiana SRF)
5.00%, 2/01/27	275	335,173
Jasper Cnty IN PCR
(No. Indiana Pub Serv Co.)
NPFGC
5.60%, 11/01/16	75	84,521

		596,735

Louisiana - 1.3%
Louisiana Gas & Fuels Tax
Series 2012A
5.00%, 5/01/27	135	168,908
Morehouse Parish LA PCR
(International Paper Co.)
Series A
5.25%, 11/15/13	265	275,968
New Orleans LA GO
NPFGC
5.25%, 12/01/20	450	498,168

		943,044

Massachusetts - 2.9%
Massachusetts GO
AGM Series 2006C
2.871%, 11/01/19 (b)	300	316,908
Series 2011B
4.00%, 8/01/13	1,115	1,142,819
Massachusetts Hlth & Ed Facs Auth
(Caregroup, Inc.)
Series 2008
5.00%, 7/01/16	540	610,324

		2,070,051

Michigan - 3.6%
Detroit MI City SD GO
Series 2012A
4.00%, 5/01/14	145	151,389
Detroit MI Swr Disp
AGM
0.841%, 7/01/32 (c)	410	353,371
Michigan Fin Auth
(Michigan Unemployment)
5.00%, 7/01/20	915	1,139,330
Series 2012A
5.00%, 7/01/14	845	906,693

		2,550,783

Mississippi - 0.3%
Mississippi Business Fin Corp.
(Mississippi Power Co.)
2.25%, 12/01/40	245	245,492

	Principal Amount (000)	U.S. $ Value
Missouri - 2.8%
Bi-State Dev Agy MO
(St. Louis MO City & Cnty Sales Tax)
Series 2010B
4.00%, 10/15/13	630	646,267
City of Springfield
5.00%, 12/01/14	850	921,714
St. Louis MO Arpt
(Lambert- St. Louis Intl Arpt)
NPFGC
5.50%, 7/01/16	375	430,080

		1,998,061

Nevada - 2.1%
Clark Cnty NV SD GO
NPFGC Series 2003D
5.50%, 6/15/13	780	801,286
Nevada GO
Series 2008C
5.00%, 6/01/15 (d)	260	288,494
Nevada Hwy Motor Veh Fuel Tax
5.00%, 12/01/16	325	376,678

		1,466,458

New Jersey - 0.9%
New Jersey EDA
(New Jersey Cigarette Tax)
5.00%, 6/15/16	330	368,577
New Jersey EDA
(New Jersey Trnst Pj Lease)
Series 2008A
5.00%, 5/01/17	250	291,698

		660,275

New Mexico - 0.7%
New Mexico Severance Tax
Series 2010D
4.00%, 7/01/13	500	510,860

New York - 5.6%
Metropolitan Trnsp Auth NY
Series 2012D
4.00%, 11/15/15	625	684,425
Series 2012F
5.00%, 11/15/23	175	216,961
New York NY GO
Series C
5.25%, 8/01/17	160	191,742
New York NY Trnsl Fin Auth
Series 2012B
5.00%, 11/01/15	780	881,603
New York St Dormitory Auth
(New York St Lease CUNY)
Series 2008B
5.00%, 7/01/16	150	172,257

	Principal Amount (000)	U.S. $ Value
New York St Dormitory Auth
(New York St Lease Svc Contract)
Series 2009A
5.00%, 7/01/18	1,000	1,203,620
New York St Thruway Auth
(New York St Pers Income Tax)
Series 2008A
5.00%, 3/15/18	270	328,018
New York St Thruway Auth
(New York St Thruway Auth Ded Tax)
Series 2008B
5.00%, 4/01/16	280	319,567

		3,998,193

North Carolina - 2.9%
North Carolina Eastern Mun Pwr Agy
5.375%, 1/01/13 (Pre-refunded/ETM)	225	225,832
Series C
5.30%, 1/01/13 (Pre-refunded/ETM)	800	802,912
North Carolina Mun Pwr Agy #1
5.50%, 1/01/13 (Pre-refunded/ETM)	140	140,531
Series A
5.50%, 1/01/13	295	296,127
North Carolina Turnpike Auth
4.00%, 7/01/14	580	611,465

		2,076,867

Ohio - 2.1%
Cleveland OH Arpt Sys
AMBAC Series 2006A
5.00%, 1/01/16	490	536,192
Cleveland OH Mun SD GO
AGM
5.25%, 12/01/19	585	625,354
Cuyahoga Cnty OH Econ Dev
(Cuyahoga Cnty OH Lease)
Series 2010G
5.25%, 12/01/25	285	343,040

		1,504,586

Pennsylvania - 5.8%
Pennsylvania Econ Dev Fin Auth
(First Energy Corp.)
Series 2010A
2.55%, 11/01/41 (a)	245	245,000
Pennsylvania Econ Dev Fin Auth
(Pennsylvania Unemployment)
Series 2012A
5.00%, 7/01/17	905	1,079,357
Pennsylvania GO
4.00%, 6/01/14	535	563,976
Series 2010A
5.00%, 5/01/14	280	298,239
Pennsylvania IDA
(Pennsylvania IDA Econ Dev)
5.00%, 7/01/15	655	719,432
Philadelphia PA Parking Auth
(Philadelphia Airport Parking)
5.125%, 9/01/22	800	926,768
Pittsburgh PA GO
5.00%, 9/01/14	285	304,651

		4,137,423

	Principal Amount (000)	U.S. $ Value
Puerto Rico - 2.5%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/21	300	330,957
Puerto Rico GO
FGIC Series 2002A
5.50%, 7/01/18	120	133,528
Puerto Rico Govt Dev Bank
5.00%, 12/01/12	400	400,000
Puerto Rico Hwy & Trnsp Auth
(Puerto Rico Hwy & Trnsp Spl Tax)
AMBAC Series 2007N
2.812%, 7/01/28 (b)	280	227,760
Puerto Rico Sales Tax Fin Corp.
Series 2009 A
5.50%, 8/01/23	605	699,961

		1,792,206

Rhode Island - 1.0%
Rhode Island Higher Ed Svgs Tr
(Rhode Island DOT Fed Hwy Grant)
AGC Series 2009A
5.25%, 6/15/18	600	726,726

Texas - 9.3%
Austin TX Utils Sys
AGM
5.00%, 11/15/13	215	224,628
Dallas Fort Worth TX Intl Arpt
Series 2009A
5.00%, 11/01/15	1,010	1,134,998
Denton TX ISD GO
Series 2012A
2.125%, 8/01/42	180	185,675
Garland TX ISD GO
Series 2005
5.00%, 2/15/13	700	706,594
Houston TX ISD GO
2.00%, 6/01/29	450	459,189
SA Energy Acq Pub Fac Corp. Gas
(Goldman Sachs Group, Inc.)
Series 2007
5.50%, 8/01/22	460	549,797
San Antonio TX Elec & Gas
Series 2012
2.00%, 12/01/27	635	657,079
San Antonio TX Wtr
NPFGC-RE
5.50%, 5/15/16	1,220	1,423,484
Spring TX ISD GO
5.00%, 8/15/24	600	745,158
Tarrant TX Regional WTR Dist
Series 2012A
5.00%, 3/01/15 (a)	385	423,885

	Principal Amount (000)	U.S. $ Value
Texas Trnsp Comm
Series 2009
2.75%, 8/15/42 (Pre-refunded/ETM) (b)	110	110,544

		6,621,031

Virginia - 1.4%
Virginia Trnsp Brd
(Virginia Fed Hwy Grant)
Series 2012A
4.00%, 3/15/14	940	984,067

Washington - 1.9%
Energy Northwest WA
(Bonneville Power Admin)
Series 2012A
5.00%, 7/01/19	620	777,368
King Cnty WA GO
5.00%, 6/01/15	550	609,983

		1,387,351

Total Municipal Obligations (cost $48,202,120)		50,238,812

	Shares
COMMON STOCKS - 20.0%
Consumer Discretionary - 3.7%
Auto Components - 0.3%
Cie Generale des Etablissements Michelin-Class B	380	35,416
GKN PLC	5,510	19,621
Lear Corp.	950	41,487
Magna International, Inc. (Toronto)-Class A	520	24,263
TRW Automotive Holdings Corp. (e)	900	45,576
Valeo SA	560	26,584

		192,947

Automobiles - 0.5%
Bayerische Motoren Werke AG	260	23,090
Dongfeng Motor Group Co., Ltd.-Class H	14,000	19,669
Ford Motor Co.	5,300	60,685
General Motors Co. (e)	1,600	41,408
Harley-Davidson, Inc.	715	33,576
Honda Motor Co., Ltd.	900	29,998
Kia Motors Corp.	190	10,857
Mazda Motor Corp. (e)	14,000	22,187
Nissan Motor Co., Ltd.	4,700	45,808
Renault SA	390	19,537
Toyota Motor Corp.	500	21,529
Volkswagen AG (Preference Shares)	170	36,853

		365,197

Company	Shares	U.S. $ Value
Distributors - 0.1%
Imperial Holdings Ltd.	580	12,294
Li & Fung Ltd.	46,000	75,709

		88,003

Diversified Consumer Services - 0.1%
Anhanguera Educacional Participacoes SA	2,200	33,224
Estacio Participacoes SA	1,600	29,315

		62,539

Hotels, Restaurants & Leisure - 0.5%
Ajisen China Holdings Ltd.	25,000	21,806
Chipotle Mexican Grill, Inc.-Class A (e)	212	55,921
Las Vegas Sands Corp.	90	4,198
Melco Crown Entertainment Ltd. (ADR) (e)	1,010	15,413
MGM Resorts International (e)	4,500	45,675
Sands China Ltd.	19,600	83,556
Sodexo	560	45,256
Starbucks Corp.	1,595	82,733

		354,558

Household Durables - 0.2%
MRV Engenharia e Participacoes SA	4,800	25,406
Newell Rubbermaid, Inc.	1,700	37,077
PulteGroup, Inc. (e)	2,600	43,706
Sony Corp.	1,100	10,718

		116,907

Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (e)	264	66,541
priceline.com, Inc. (e)	110	72,948

		139,489

Media - 0.8%
CBS Corp.-Class B	600	21,588
Comcast Corp.-Class A	4,270	158,759
DIRECTV (e)	650	32,305
Discovery Communications, Inc.-Class A (e)	523	31,594
Fairfax Media Ltd.	12,300	6,234
Gannett Co., Inc.	2,800	50,120
McGraw-Hill Cos., Inc. (The)	850	45,143
News Corp.-Class A	1,525	37,576
Time Warner Cable, Inc.-Class A	400	37,956
Viacom, Inc.-Class B	800	41,288
Walt Disney Co. (The)	2,310	114,715

		577,278

Multiline Retail - 0.2%
Dollar General Corp. (e)	1,380	69,000
Don Quijote Co., Ltd.	200	7,796
Golden Eagle Retail Group Ltd.	12,000	28,294
Macy’s, Inc.	1,100	42,570
Target Corp.	225	14,204

		161,864

Company	Shares	U.S. $ Value
Specialty Retail - 0.5%
Belle International Holdings Ltd.	24,000	50,395
GameStop Corp.-Class A	700	18,375
Home Depot, Inc. (The)	500	32,535
Indomobil Sukses Internasional TBK PT	10,000	5,469
L’Occitane International SA	6,750	20,703
Lowe’s Cos., Inc.	1,000	36,090
Mr. Price Group Ltd.	1,500	22,423
Nitori Holdings Co., Ltd.	300	22,332
O’Reilly Automotive, Inc. (e)	368	34,621
Staples, Inc.	500	5,850
TJX Cos., Inc.	1,000	44,340
Ulta Salon Cosmetics & Fragrance, Inc.	330	33,092
Yamada Denki Co., Ltd.	1,680	59,470

		385,695

Textiles, Apparel & Luxury Goods - 0.3%
Burberry Group PLC	450	9,286
Cie Financiere Richemont SA	440	33,961
Coach, Inc.	900	52,056
LVMH Moet Hennessy Louis Vuitton SA	40	7,024
Samsonite International SA	1,200	2,579
VF Corp.	442	70,945

		175,851

		2,620,328

Financials - 3.5%
Capital Markets - 0.5%
Affiliated Managers Group, Inc. (e)	480	61,858
Blackstone Group LP	1,685	24,753
Credit Suisse Group AG (e)	1,310	31,036
Macquarie Group Ltd.	1,230	42,105
Morgan Stanley	2,800	47,236
State Street Corp.	900	39,996
UBS AG	6,293	98,684

		345,668

Commercial Banks - 1.1%
Banco do Brasil SA	4,300	44,091
Bank of Montreal	500	30,035
BB&T Corp.	1,400	39,438
CIT Group, Inc. (e)	1,800	66,690
HDFC Bank Ltd.	360	4,644
HSBC Holdings PLC	10,710	109,372
Itau Unibanco Holding SA (ADR)	1,540	23,331
KB Financial Group, Inc.	1,199	39,536
KeyCorp	650	5,252
Lloyds Banking Group PLC (e)	27,140	20,267
Mitsubishi UFJ Financial Group, Inc.	8,700	40,015
National Australia Bank Ltd.	1,560	39,601
National Bank of Canada	120	9,372
Regions Financial Corp.	900	6,003
Sberbank of Russia (Sponsored ADR)	3,030	35,754
Societe Generale SA (e)	1,068	38,715
Sumitomo Mitsui Financial Group, Inc.	1,000	32,370
SunTrust Banks, Inc.	325	8,824
Turkiye Vakiflar Bankasi Tao-Class D	10,440	25,299

Company	Shares	U.S. $ Value
US Bancorp	1,800	58,068
Wells Fargo & Co.	4,450	146,894

		823,571

Consumer Finance - 0.1%
Discover Financial Services	1,300	54,093
Muthoot Finance Ltd.	1,730	6,474
Shriram Transport Finance Co., Ltd.	2,900	35,756

		96,323

Diversified Financial Services - 0.7%
Bank of America Corp.	6,300	62,118
Citigroup, Inc.	3,690	127,563
IG Group Holdings PLC	5,473	37,150
ING Groep NV (e)	4,440	40,120
IntercontinentalExchange, Inc. (e)	863	114,045
JPMorgan Chase & Co.	1,700	69,836
ORIX Corp.	220	22,168

		473,000

Insurance - 0.7%
Admiral Group PLC	3,567	63,976
Aegon NV	3,593	20,663
AIA Group Ltd.	21,800	85,201
Allianz SE	170	22,115
Aviva PLC	2,900	16,321
Berkshire Hathaway, Inc. (e)	300	26,424
Chubb Corp. (The)	200	15,398
Fidelity National Financial, Inc.-Class A	1,100	26,631
Lancashire Holdings Ltd.	4,320	55,129
MetLife, Inc.	500	16,595
PartnerRe Ltd.	125	10,360
Prudential PLC	5,250	76,319
Reinsurance Group of America, Inc.-Class A	475	24,320
Suncorp Group Ltd.	2,220	22,470
Travelers Cos., Inc. (The)	275	19,476
Validus Holdings Ltd.	375	13,298

		514,696

Real Estate Investment Trusts (REITs) - 0.0%
Stockland	5,730	20,280

Real Estate Management & Development - 0.3%
CBRE Group, Inc. (e)	995	18,835
Evergrande Real Estate Group Ltd.	34,000	16,968
Global Logistic Properties Ltd.	13,000	29,908
Hang Lung Properties Ltd.	23,000	84,100
Mitsubishi Estate Co., Ltd.	1,000	19,356
New World Development Co., Ltd.	8,280	13,029

		182,196

Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp.	2,980	45,850

		2,501,584

Company	Shares	U.S. $ Value
Information Technology - 3.3%
Communications Equipment - 0.4%
Cisco Systems, Inc.	4,840	91,524
F5 Networks, Inc. (e)	425	39,814
Harris Corp.	475	22,387
QUALCOMM, Inc.	1,526	97,084

		250,809

Computers & Peripherals - 0.6%
Apple, Inc.	543	317,807
Dell, Inc.	850	8,194
EMC Corp./MA (e)	1,003	24,895
Fujitsu Ltd.	7,000	26,611
Hewlett-Packard Co.	5,700	74,043
Wistron Corp.	9,081	9,972

		461,522

Electronic Equipment, Instruments & Components - 0.2%
AU Optronics Corp. (e)	57,710	24,390
Hon Hai Precision Industry Co., Ltd.	4,000	12,844
LG Display Co., Ltd. (e)	1,490	47,584
Trimble Navigation Ltd. (e)	540	30,046

		114,864

Internet Software & Services - 0.7%
Baidu, Inc. (Sponsored ADR) (e)	630	60,675
eBay, Inc. (e)	1,571	82,980
Facebook, Inc. (e)	2,940	82,320
Google, Inc.-Class A (e)	247	172,498
LinkedIn Corp. (e)	608	65,749
Rackspace Hosting, Inc. (e)	380	26,266
Telecity Group PLC	2,090	28,721

		519,209

IT Services – 0.4%
Cognizant Technology Solutions Corp.-Class A (e)	2,215	148,914
Tata Consultancy Services Ltd.	1,970	47,762
Visa, Inc.-Class A	543	81,293

		277,969

Office Electronics - 0.0%
Canon, Inc.	400	14,151
Konica Minolta Holdings, Inc.	1,500	10,764

		24,915

Semiconductors & Semiconductor Equipment - 0.5%
Advanced Semiconductor Engineering, Inc.	32,871	27,564
Applied Materials, Inc.	4,600	49,358
Broadcom Corp.-Class A (e)	805	26,066
Mellanox Technologies Ltd. (e)	190	13,847
Micron Technology, Inc. (e)	5,800	34,684
Samsung Electronics Co., Ltd.	20	25,997
Samsung Electronics Co., Ltd. (Preference Shares)	150	114,338

Company	Shares	U.S. $ Value
SK Hynix, Inc. (e)	1,220	27,544
Sumco Corp. (e)	900	6,330
Tokyo Electron Ltd.	400	17,920

		343,648

Software - 0.5%
ANSYS, Inc. (e)	978	64,871
CA, Inc.	275	6,094
Citrix Systems, Inc. (e)	1,895	115,898
Intuit, Inc.	665	39,840
Nintendo Co., Ltd.	100	12,017
Red Hat, Inc. (e)	1,250	61,750
TIBCO Software, Inc. (e)	1,550	38,828

		339,298

		2,332,234

Health Care - 2.2%
Biotechnology - 0.3%
Actelion Ltd. (e)	660	32,713
Biogen Idec, Inc. (e)	542	80,807
Celgene Corp. (e)	1,005	78,983
Gilead Sciences, Inc. (e)	605	45,375
Vertex Pharmaceuticals, Inc. (e)	500	19,895

		257,773

Health Care Equipment & Supplies - 0.3%
IDEXX Laboratories, Inc. (e)	900	84,123
Intuitive Surgical, Inc. (e)	140	74,060
Medtronic, Inc.	850	35,793

		193,976

Health Care Providers & Services - 0.4%
Aetna, Inc.	600	25,914
Health Net, Inc. (e)	900	21,195
McKesson Corp.	435	41,094
Odontoprev SA	1,200	6,065
UnitedHealth Group, Inc.	2,479	134,833
WellPoint, Inc.	1,225	68,478

		297,579

Life Sciences Tools & Services - 0.1%
Eurofins Scientific	120	18,476
Illumina, Inc. (e)	570	30,615

		49,091

Pharmaceuticals - 1.1%
Abbott Laboratories	75	4,875
Allergan, Inc./United States	868	80,507
AstraZeneca PLC	1,738	82,552
AstraZeneca PLC (Sponsored ADR)	1,400	66,556
GlaxoSmithKline PLC	2,280	48,829
Johnson & Johnson	1,250	87,162
Lupin Ltd.	680	7,386

Company	Shares	U.S. $ Value
Merck & Co., Inc.	1,800	79,740
Novartis AG	440	27,266
Pfizer, Inc.	7,200	180,144
Roche Holding AG	310	61,069
Roche Holding AG (Sponsored ADR)	800	39,368
Sun Pharmaceutical Industries Ltd.	1,120	14,616

		780,070

		1,578,489

Energy - 2.1%
Energy Equipment & Services - 0.7%
AMEC PLC	1,668	27,904
Diamond Offshore Drilling, Inc.	550	37,950
Helmerich & Payne, Inc.	900	46,980
Nabors Industries Ltd. (e)	1,000	14,700
National Oilwell Varco, Inc.	805	54,981
Oceaneering International, Inc.	977	51,468
Saipem SpA	300	13,369
Schlumberger Ltd.	1,945	139,301
Seadrill Ltd.	1,050	40,348
Technip SA	443	51,504
Transocean Ltd.	700	32,340

		510,845

Oil, Gas & Consumable Fuels - 1.4%
Afren PLC (e)	5,799	12,677
Banpu PCL	550	7,079
BP PLC	14,260	98,997
BP PLC (Sponsored ADR)	1,600	66,816
Chevron Corp.	980	103,576
China Petroleum & Chemical Corp.-Class H	26,000	27,505
Concho Resources, Inc. (e)	285	22,874
ENI SpA	1,430	33,912
EOG Resources, Inc.	280	32,934
Exxon Mobil Corp.	3,000	264,420
Gazprom OAO (Sponsored ADR)	4,130	36,757
JX Holdings, Inc.	2,100	11,247
LUKOIL OAO (London) (Sponsored ADR)	560	35,241
Marathon Oil Corp.	425	13,111
Noble Energy, Inc.	558	54,544
NovaTek OAO (Sponsored GDR) (f)	260	28,553
Petroleo Brasileiro SA (Sponsored ADR)	2,630	46,157
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	1,340	44,908
Total SA	860	43,099
Valero Energy Corp.	500	16,130

		1,000,537

		1,511,382

Industrials - 2.0%
Aerospace & Defense - 0.3%
Boeing Co. (The)	995	73,909
European Aeronautic Defence and Space Co. NV	960	32,362
General Dynamics Corp.	350	23,275
Northrop Grumman Corp.	175	11,672
Precision Castparts Corp.	424	77,757
Safran SA	930	38,130

		257,105

Company	Shares	U.S. $ Value
Air Freight & Logistics - 0.1%
Kuehne & Nagel International AG	300	36,147

Airlines - 0.1%
Delta Air Lines, Inc. (e)	3,400	34,000
Qantas Airways Ltd. (e)	7,290	10,093

		44,093

Building Products - 0.1%
Asahi Glass Co., Ltd.	4,000	30,582
Fortune Brands Home & Security, Inc. (e)	900	26,991

		57,573

Commercial Services & Supplies - 0.1%
ADT Corp. (The) (e)	450	20,655
Aggreko PLC	420	15,024
Downer EDI Ltd. (e)	2,330	8,597
Edenred	460	14,025
Serco Group PLC	2,450	21,485
Tyco International Ltd.	900	25,533

		105,319

Construction & Engineering - 0.1%
Larsen & Toubro Ltd.	1,030	31,489
Samsung Engineering Co., Ltd.	40	5,992

		37,481

Electrical Equipment - 0.2%
AMETEK, Inc.	895	33,410
Rockwell Automation, Inc.	209	16,561
Roper Industries, Inc.	320	35,690
Sumitomo Electric Industries Ltd.	3,400	36,880

		122,541

Industrial Conglomerates - 0.4%
Danaher Corp.	1,416	76,422
General Electric Co.	7,000	147,910
Jardine Matheson Holdings Ltd.	400	23,602
Keppel Corp., Ltd.	3,200	28,058

		275,992

Machinery - 0.2%
Cummins, Inc.	375	36,810
FANUC Corp.	200	33,863
Flowserve Corp.	485	67,197
IHI Corp.	3,000	6,685
Komatsu Ltd.	700	15,783
Pentair Ltd.	215	10,425

		170,763

Professional Services - 0.4%
Bureau Veritas SA	570	63,272
Capita PLC	8,953	109,421

Company	Shares	U.S. $ Value
Intertek Group PLC	2,260	111,927
Qualicorp SA (e)	800	7,769
SGS SA	10	22,450

		314,839

Road & Rail - 0.0%
Globaltrans Investment PLC (Sponsored GDR) (f)	1,150	17,618
Tokyu Corp.	2,000	10,274

		27,892

Trading Companies & Distributors - 0.0%
Mitsubishi Corp.	1,000	19,035

		1,468,780

Consumer Staples - 1.9%
Beverages - 0.1%
Anheuser-Busch InBev NV	260	22,831
Asahi Group Holdings Ltd.	900	20,255
Coca-Cola Enterprises, Inc.	175	5,456

		48,542

Food & Staples Retailing - 0.4%
CVS Caremark Corp.	450	20,930
George Weston Ltd.	170	10,765
Jeronimo Martins SGPS SA	2,870	53,503
Koninklijke Ahold NV	2,610	33,110
Kroger Co. (The)	2,780	72,947
Magnit OJSC (Sponsored GDR) (f)	520	18,377
Olam International Ltd.	50,636	65,266
WM Morrison Supermarkets PLC	5,050	21,759

		296,657

Food Products - 0.2%
Bunge Ltd.	250	18,290
Hershey Co. (The)	979	71,731
Nestle SA	110	7,200
Tyson Foods, Inc.-Class A	2,700	51,759
Unilever PLC	760	29,162

		178,142

Household Products - 0.2%
Henkel AG & Co. KGaA	250	16,935
Procter & Gamble Co. (The)	1,125	78,559
Reckitt Benckiser Group PLC	470	29,563

		125,057

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The)-Class A	1,096	63,842

Tobacco - 0.9%
Altria Group, Inc.	1,600	54,096
British American Tobacco PLC	2,980	156,542
Imperial Tobacco Group PLC	924	36,977
Japan Tobacco, Inc.	2,900	86,955
KT&G Corp.	530	41,946
Lorillard, Inc.	375	45,435
Philip Morris International, Inc.	2,121	190,635
Reynolds American, Inc.	175	7,651

		620,237

		1,332,477

Company	Shares	U.S. $ Value
Materials - 0.6%
Chemicals - 0.3%
Agrium, Inc. (Toronto)	191	19,505
Arkema SA	110	11,258
DIC Corp.	4,000	7,208
Filtrona PLC	3,600	33,849
Koninklijke DSM NV	723	41,680
LyondellBasell Industries NV	1,000	49,730
Monsanto Co.	557	51,016
OCI Co., Ltd.	100	13,950

		228,196

Construction Materials - 0.0%
China Shanshui Cement Group Ltd.	10,000	6,810

Metals & Mining - 0.3%
Anglo American PLC	1,010	28,051
Goldcorp, Inc.	560	21,823
KGHM Polska Miedz SA	490	27,804
Kinross Gold Corp.	1,500	15,191
Rio Tinto PLC	800	39,725
Vale SA (Sponsored ADR) (Local Preference Shares)	4,100	70,069

		202,663

		437,669

Utilities - 0.4%
Electric Utilities - 0.2%
Edison International	250	11,370
EDP-Energias de Portugal SA	7,870	19,914
Electricite de France SA	740	13,581
Great Plains Energy, Inc.	1,200	24,300
NV Energy, Inc.	2,100	38,493

		107,658

Gas Utilities - 0.0%
Atmos Energy Corp.	425	14,879

Independent Power Producers & Energy Traders - 0.0%
APR Energy PLC	2,517	27,217

Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	250	4,933
CMS Energy Corp.	2,000	48,860
DTE Energy Co.	100	6,058
E.ON SE	1,250	22,541
National Grid PLC	1,840	20,798
NiSource, Inc.	600	14,502

		117,692

		267,446

Company	Shares	U.S. $ Value
Telecommunication Services - 0.3%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.	2,400	81,912
Nippon Telegraph & Telephone Corp.	1,300	58,480
Vivendi SA	976	20,996

		161,388

Wireless Telecommunication Services - 0.1%
America Movil SAB de CV Series L (ADR)	800	18,872
China Mobile Ltd.	500	5,695
Vodafone Group PLC	17,355	44,770

		69,337

		230,725

Total Common Stocks (cost $12,347,237)		14,281,114

INVESTMENT COMPANIES - 10.0%
Funds and Investment Trusts - 10.0%
AllianceBernstein Pooling Portfolios-Volatility Management Portfolio* (cost $7,147,478)	695,216	7,188,536

WARRANTS - 0.1%
Financials - 0.1%
Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp., Merrill Lynch International, expiring 8/19/15 (e)	1,920	29,845

Industrials - 0.0%
Industrial Conglomerates - 0.0%
John Keells Holdings PLC, Deutsche Bank AG London, expiring 7/05/19 (e)	4,500	7,209

Total Warrants (cost $30,043)		37,054

	Contracts
OPTIONS PURCHASED-PUTS - 0.0%
Options on Equity Indices - 0.0%
STOXX Europe Mid 200 Index Expiration: Dec 2012, Exercise Price: EUR 225.00 (e)(g) (cost $20,478)	1,000	44

U.S. $ Value
Total Investments - 100.4% (cost $67,747,356) (h)	71,745,560
Other assets less liabilities - (0.4)% (i)	(258,282)

Net Assets - 100.0%	$71,487,278

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at November 30, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	1	December 2012	$33,114	$33,541	$427

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	CAD	123	USD	123	2/15/13	$(370)
State Street Bank & Trust Co.	CHF	95	USD	101	2/15/13	(1,798)
State Street Bank & Trust Co.	EUR	100	USD	129	2/15/13	(1,488)
State Street Bank & Trust Co.	GBP	252	USD	403	2/15/13	(838)
State Street Bank & Trust Co.	HKD	1,377	USD	178	2/15/13	(30)
State Street Bank & Trust Co.	JPY	42,960	USD	531	2/15/13	9,372
State Street Bank & Trust Co.	USD	97	AUD	94	2/15/13	291
State Street Bank & Trust Co.	USD	195	CAD	193	2/15/13	(1,065)
State Street Bank & Trust Co.	USD	106	EUR	82	2/15/13	331
State Street Bank & Trust Co.	USD	182	JPY	14,473	2/15/13	(6,745)
State Street Bank & Trust Co.	USD	121	NOK	697	2/15/13	1,560
State Street Bank & Trust Co.	USD	71	NZD	88	2/15/13	533
State Street Bank & Trust Co.	USD	148	SEK	996	2/15/13	1,054
State Street Bank & Trust Co.	USD	38	SGD	47	2/15/13	81
State Street Bank & Trust Co.	HKD	178	USD	23	2/19/13	(3)
State Street Bank & Trust Co.	USD	15	CAD	15	2/19/13	25
State Street Bank & Trust Co.	USD	19	NOK	108	2/19/13	216

						$1,126

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price		Expiration Month	U.S. $ Value
STOXX Europe Mid 200 Index (g) (premium received $8,201)	1,000	EUR	190.00	December 2012	$(6)

INFLATION (CPI) SWAP CONTRACTS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank	$2,000	7/29/13	1.830%	CPI	#	$(57,606)
Barclays Bank	3,000	8/11/15	2.030%	CPI	#	(107,865)
Barclays Bank	500	7/19/17	2.0375%	CPI	#	14,548
Barclays Bank	300	10/5/22	2.765%	CPI	#	440
Morgan Stanley Capital Services LLC	1,500	10/31/18	1.960%	CPI	#	8,069

						$(142,414)

*	To obtain a copy of the fund’s financial statements, please go to the Securities Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	When-Issued or delayed delivery security.
(b)	Variable rate coupon, rate shown as of November 30, 2012.
(c)	Floating Rate Security. Stated interest rate was in effect at November 30, 2012.
(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $259,644.
(e)	Non-income producing security.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, the aggregate market value of these securities amounted to $64,548 or 0.1% of net assets.
(g)	One contract relates to 50 shares.
(h)	As of November 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,675,770 and gross unrealized depreciation of investments was $(677,566), resulting in net unrealized appreciation of $3,998,204.
(i)	An amount of U.S. $2,511 has been segregated to collateralize margin requirements for the open futures contracts at November 30, 2012.

As of November 30, 2012, the Strategy held 70.0% of its total investments in municipal bonds. Of the total investments in municipal bonds, 17.2% is insured (7.0% of this amount represents the Strategy’s holding in pre-refunded or escrowed to maturity bonds).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
COP	-	Certificate of Participation
DOT	-	Department of Transportation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GDR	-	Global Depositary Receipt
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
OJSC	-	Open Joint Stock Company
PCR	-	Pollution Control Revenue Bond
SD	-	School District
SRF	-	State Revolving Fund

AllianceBernstein Wealth Strategies - Tax-Managed Conservative Wealth

November 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Municipal Obligations	$	– 0	–	$50,098,281		$140,531		$50,238,812
Common Stocks:
Consumer Discretionary		1,783,874		836,454		– 0	–	2,620,328
Financials		1,246,587		1,254,997		– 0	–	2,501,584
Information Technology		1,877,725		454,509		– 0	–	2,332,234
Health Care		1,285,582		292,907		– 0	–	1,578,489
Energy		1,075,765		435,617		– 0	–	1,511,382
Industrials		743,604		725,176		– 0	–	1,468,780
Consumer Staples		734,042		598,435		– 0	–	1,332,477
Materials		227,334		210,335		– 0	–	437,669
Utilities		163,395		104,051		– 0	–	267,446
Telecommunication Services		100,784		129,941		– 0	–	230,725
Investment Companies		7,188,536		– 0	–	– 0	–	7,188,536
Warrants		– 0	–	– 0	–	37,054		37,054
Options Purchased		– 0	–	44		– 0	–	44

Total Investments in Securities		16,427,228		55,140,747+		177,585		71,745,560
Other Financial Instruments* :
Assets:
Futures Contracts		427		– 0	–	– 0	–	427
Forward Currency Exchange Contracts		– 0	–	13,463		– 0	–	13,463
Inflation (CPI) Swap Contracts		– 0	–	– 0	–	23,057		23,057
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(12,337)		– 0	–	(12,337)
Put Options Written		– 0	–	– 0	–	(6)		(6)
Inflation (CPI) Swap Contracts		– 0	–	– 0	–	(165,471)		(165,471)

Total ++		$16,427,655		$55,141,873		$35,165		$71,604,693

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Strategy’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
++	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Municipal Obligations		Warrants		Put Options Written
Balance as of 8/31/12	$142,341		$31,669		$	– 0	–
Accrued discounts/(premiums)	(586)		– 0	–		– 0	–
Realized gain (loss)	– 0	–	(344)			– 0	–
Change in unrealized appreciation/depreciation	(1,224)		5,317			497
Purchases	– 0	–	2,721			– 0	–
Sales	– 0	–	(2,309)			– 0	–
Transfers in to Level 3 +	– 0	–	– 0	–		(503)
Transfers out of Level 3	– 0	–	– 0	–		– 0	–

Balance as of 8/31/12	$140,531		$37,054			$(6)

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/12	$(1,224)		$4,724			$497

	Inflation (CPI) Swap Contracts		Total
Balance as of 8/31/12	$ – 0	–	$174,010
Accrued discounts/(premiums)	– 0	–	(586)
Realized gain (loss)	– 0	–	(344)
Change in unrealized appreciation/depreciation	43,733		48,323
Purchases	– 0	–	2,721
Sales	– 0	–	(2,309)
Transfers in to Level 3 +	(186,147)		(186,650)
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/12	$(142,414)		$35,165

Net change in unrealized appreciation/depreciation from Investments held as of 11/30/12	$43,733		$47,730

+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 22, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	January 22, 2013